UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21910

 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:    (312) 827-0100

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2015 - February 29, 2016

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

February 29, 2016 (UNAUDITED)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

YAO	GUGGENHEIM CHINA ALL-CAP ETF
CQQQ	GUGGENHEIM CHINA TECHNOLOGY ETF
EMRE	GUGGENHEIM EMERGING MARKETS REAL ESTATE ETF
TAN	GUGGENHEIM SOLAR ETF
CGW	GUGGENHEIM S&P GLOBAL WATER INDEX ETF
GHII	GUGGENHEIM S&P HIGH INCOME INFRASTRUCTURE ETF
GTO	GUGGENHEIM TOTAL RETURN BOND ETF

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATE ST, MOST UP-TO-DATE IN FORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Performance Report and Fund Profile	15

About Shareholders' Fund Expenses	24

Schedule of Investments	25

Statement of Assets and Liabilities	42

Statement of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	50

Notes to Financial Statements	57

Supplemental Information	64

Board Considerations Regarding Approval of Investment Advisory Agreement	68

Trust Information	71

About the Trust Adviser	Back Cover

(Unaudited)	February 29, 2016
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC and Guggenheim Partners Investment Management, LLC (the "Investment Advisors") are pleased to present the semiannual shareholder report for several of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the semiannual fiscal period ended February 29, 2016.
The Investment Advisors are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2
March 31, 2016

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	February 29, 2016
Crowding out the good news about the strength of the U.S. economy over the past six months was the December rate hike, the first in seven years. Investors were skittish and concerned, creating a negative feedback loop where declines in market values drove additional worries about the potential for a U.S. recession. Last year, Guggenheim had felt that oil prices could drop quite a bit further than consensus. This year, we expect an important increase in the default rate for energy companies. That is not to say that there is no opportunity in energy, but the stress in the sector will extend beyond the point of the lowest oil price.
Despite these commodity and market concerns, the economy continues to appear healthy, even if it is not growing rapidly. Mild weather and stronger employment data are supporting first quarter gross domestic product (GDP) estimates of above 1.0%, which follows a 1.4% rate for fourth quarter GDP. Within the employment data, we see solid gains in manufacturing employment, increases in hourly earnings and hours worked, and an uptick in participation. In addition, the consumer continues to show a strength that is spilling over into the manufacturing base. Based on our purely dispassionate analysis of economic fundamentals, the reality is we are not currently in a recession. The U.S. economy has plenty of steam and should continue to expand.
The decline in oil prices may be helping consumers, but it has taken a toll on corporate credit. An important input to our credit view, however, is our analysis showing that oil prices should recover to around $40 per barrel in 2016 as global supply and demand rebalance. Our Macroeconomic Research Team's constructive outlook on the U.S. economy also supports our positive view on selected credit sectors and non-Agency residential mortgage-backed securities.
After reaching correction territory (a loss of more than 10% by most definitions) from the beginning of 2016 through early February 2016, the U.S. equity market, indeed most risk assets, experienced a rally that lasted beyond the end of February, pushing off talk of recession and perhaps anticipating a move into a seasonally strong period. Thanks to the stock market weakness, the index of leading economic indicators (LEI) was negative in January for the second month in a row, then turned positive for February; U.S. recessions typically do not occur without the LEI declining for three consecutive months. Volatility in global equities and credit markets has rattled investors, but we do not believe the factors roiling the markets will derail the ongoing U.S. expansion.
Central banks around the world, reacting to the same recessionary fears, are likely to cause long rates to sink materially lower than where they were at period end. Further declines in short-term and long-term rates, both in Europe and Japan, could ultimately lead the Bank of Japan and the European Central Bank to take their respective overnight rates to as low as -100 basis points. Such an event would likely cause Germany's 10-year bund to trade at around -50 basis points. Given that U.S. Treasurys have traded at yields lower than bunds, it is not hard to imagine that the 10-year note could yield less than 1 percent if the bund were to reach -50 basis points.
While choppy markets like these require a strong stomach, investors should avoid being frightened—they historically hold the most value. Any further deterioration in market conditions could only add to what is shaping up to be an excellent opportunity to allocate to risk positions too heavily discounted by unwarranted, looming fears of recession or financial crisis.
For the six months ended February 29, 2016, the Standard & Poor's 500® ("S&P 500") Index returned -0.92%. The Morgan Stanley Capital International ("MSCI") Europe-Australasia-Far East ("EAFE") Index returned -9.48%. The return of the MSCI Emerging Markets Index was -8.85%.
In the bond market, the Barclays U.S. Aggregate Bond Index posted a 2.20% return for the period, while the Barclays U.S. Corporate High Yield Index returned -5.61%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.06% for the six-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

(Unaudited)	February 29, 2016
Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM", pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").
The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB +/BB + or below.
The Dow Jones Global Utilities Index includes those companies in the Dow Jones Global Index associated with generating and distributing electricity through the burning of fossil fuels such as coal, petroleum and natural gas, and through nuclear energy; alternative electricity companies generating and distributing electricity from a renewable source; distributors of gas to end users; and multi-utility and water companies.
The FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.
The MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.
The Standard & Poor's Global BMI (Broad Market Index), which comprises the S&P Developed BMI and S&P Emerging BMI, is a comprehensive, rules-based index measuring global stock market performance.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	February 29, 2016
YAO Guggenheim China All-Cap ETF
Fund Overview
The Guggenheim China All-Cap ETF, NYSE Arca ticker: YAO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China All-Cap Index (the "Index").
The Index is designed to measure and monitor the performance of the investable universe of publicly traded companies based in mainland China. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all capitalizations, as defined by AlphaShares, subject to certain minimum capitalization requirements. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of -8.85%, which included a decrease in market price over the period to $21.25 as of February 29, 2016, from $24.13 as of August 31, 2015. On an NAV basis, the Fund generated a total return of -10.58%, which included a decrease in NAV over the period to $21.10 as of February 29, 2016, from $24.42 as of August 31, 2015. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned -10.56% and the MSCI China Index returned -13.21% for the same period.
The Fund made an annual income distribution of $0.8734 per share on December 31, 2015, to shareholders of record on December 29, 2015.
Performance Attribution
For the six-month period ended February 29, 2016, the information technology sector was the only contributor to the Fund's return. The materials sector detracted the least. The financials sector detracted the most from return, followed by the industrials sector.
Positions that contributed the most to the Fund's return included Alibaba Group Holding Ltd. ADR, which operates as a holding company providing internet infrastructure, e-commerce, online financial, and Internet content services through its subsidiaries; Tencent Holdings Ltd., a Chinese Internet service portal; and Baidu, Inc. ADR, which operates an Internet search engine (4.8%, 5.6%, and 5.0%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included China Life Insurance Company Ltd. Class H, which provides life, accident, and health insurance, as well as reinsurance and fund investment; NetEase, Inc. ADR, a Chinese Internet technology company; and China Construction Bank Corp. Class H, which provides financial and banking services (1.9%, 4.3%, and 5.1%, respectively, of the Fund's long-term investments at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
CQQQ Guggenheim China Technology ETF
Fund Overview
The Guggenheim China Technology ETF, NYSE Arca ticker: CQQQ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Technology Index (the "Index").
The Index is designed to measure and monitor the performance of the universe of publicly traded companies that are based in mainland China, Hong Kong, or Macau, are in the Information Technology Sector, as defined by Standard & Poor's Global Industry Classification Standard, and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to certain minimum capitalization requirements).
The Index may include Hong Kong-listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. or NASDAQ Stock Market. The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of 9.16%, which included an increase in market price over the period to $31.44 as of February 29, 2016, from $29.31 as of August 31, 2015. On an NAV basis, the Fund generated a total return of 7.68%, which included an increase in NAV over the period to $31.27 as of February 29, 2016, from $29.55 as of August 31, 2015. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 7.84% and the MSCI China Index returned -13.21% for the same period.
The Fund made an annual income distribution of $0.6357 per share on December 31, 2015, to shareholders of record on December 29, 2015.
Performance Attribution
For the six-month period ended February 29, 2016, the information technology sector contributed the most to return, followed by the industrials sector. The utilities sector and the telecommunication services sectors detracted the most.
Positions that contributed the most to the Fund's return included NetEase, Inc. ADR, a Chinese Internet company; Baidu, Inc. ADR, which operates an Internet search engine; and Youku Tudou, Inc. ADR, an Internet television company (5.9%, 7.9%, and 3.7%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included China Railway Signal & Communication Corp. Ltd. Class H, which manufactures rail transit related systems; Wasion Group Holdings Ltd., which is engaged in the development, manufacturing, and sale of smart power, water, heat, and gas meters and smart power distribution devices; and Xinyi Solar Holdings Ltd., a maker of solar glass (1.1%, 0.3%, and 1.3%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF
Fund Overview
The Guggenheim Emerging Markets Real Estate ETF, NYSE Arca ticker: EMRE (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares Emerging Markets Real Estate Index (the "Index"). EMRE invests in publicly traded emerging markets real estate securities that seek to benefit from the growth of the real estate industry across nearly two dozen emerging market countries and the income typically generated by real estate investments.
The Index is designed to measure and monitor the performance of the investable universe of publicly traded companies and real estate investment trusts (REITs) deriving a majority of their revenues from real estate development, management, and/or ownership of property in the countries of the S&P BMI Emerging Markets Index. The S&P Emerging BMI captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least $100 million and a minimum annual trading liquidity of $50 million. The index is segmented by country/region, size (large, mid, and small), style (value and growth), and GICS (sectors/industry groups).
A substantial portion of the Index may consist of the securities of Chinese issuers. The Index may include Hong Kong-listed securities, including China H-shares (which are issued by companies incorporated in mainland China), Red Chip shares (which are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China), and N-Shares (which are issued by companies based in mainland China and listed on the NYSE Arca or NASDAQ). The Index will not include China A-Shares or China B-Shares, each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of -3.99%, which included a decrease in market price over the period to $19.64 on February 29, 2016, from $20.73 on August 31, 2015. On an NAV basis, the Fund generated a total return of -4.74%, which included a decrease in NAV over the period to $19.40 on February 29, 2016, from $20.64 on August 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned -4.59%. The FTSE EPRA/NAREIT Global Real Estate Index returned 1.23% for the six-month period.
The Fund made the following quarterly income distributions for the semiannual fiscal period ended February 29, 2016:

Payable Date	Amount
September 30, 2015	$0.1886
December 31, 2015	$0.0869
Total	$0.2755
Performance Attribution
All the holdings in the Fund are classified in the financials sector, which had a negative return for the six-month period ended February 29, 2016.
Positions that contributed the most to the Fund's return included China Overseas Land & Investment Ltd., which develops and invests in properties and constructs buildings; Ciputra Development TBKPT, which develops and sells real estate; and Guangzhou R&F Properties Company Ltd. Class H, which develops, sells, and leases property in Guangzhou and Beijing, China (4.6%, 0.7%, and 0.9%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Dalian Wanda Commercial Properties Company Ltd. Class H, which operates as a commercial property developer, owner, and operator in China; Emaar Properties PJSC, a real estate development company that has business throughout the Middle East; and Growthpoint Properties Ltd., a real estate trust in South Africa (2.1%, 4.7%, and 3.4%, respectively, of the Fund's long-term investments at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
TAN Guggenheim Solar ETF
Fund Overview
The Guggenheim Solar ETF, NYSE Arca ticker: TAN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MAC Global Solar Energy Index (the "Index").
As of February 29, 2016, the Index is comprised of approximately 26 securities selected based on the relative importance of solar power within the company's business model, as determined by MAC Indexing LLC (the "Index Provider"). As of such date, the median market capitalization of securities included in the Index was $400 million. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end users; companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers; companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (as defined in the Fund prospectus under "Index Methodology") from solar power system sales, distribution, installation, integration, or financing; and companies that specialize in selling electricity derived from solar power.
The Index is generally comprised of equity securities, including American depositary receipts ("ADRs"), and global depositary receipts ("GDRs"), traded in developed markets, as defined by the Index Provider. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The Fund will invest at least 90% of its total assets in common stock, ADRs, and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of -19.43%, which included a decrease in market price over the period to $23.45 as of February 29, 2016, from $29.57 as of August 31, 2015. On an NAV basis, the Fund generated a total return of -20.18%, which included a decrease in NAV over the period to $23.36 as of February 29, 2016, from $29.72 as of August 31, 2015. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned -21.35% and the MSCI World Index returned -5.18% for the same period.
The Fund made an annual income distribution of $0.4902 per share on December 31, 2015, to shareholders of record on December 29, 2015.
Performance Attribution
The energy sector detracted the most from the Fund's return for the six-month period ended February 29, 2016, followed by the industrials sector. The basic materials sector was the only one to contribute to return for the period.
Positions that contributed the most to the Fund's return included First Solar, Inc., which designs and makes solar modules; Canadian Solar, Inc., which designs, manufactures, and sells solar module products that convert sunlight into electricity for a variety of uses; and Daqo New Energy Corp. ADR, which makes polysilicon that is sold to photovoltaic product manufacturers (8.5%, 5.2%, and 3.9%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included SunEdison, Inc., which manufactures semiconductors and solar energy technology and whose recent agreement to acquire Vivint Solar, Inc. was cancelled by Vivint after the period ended; SolarCity Corp., which offers solar power energy services; and TerraForm Power, Inc., which operates clean power generation assets such as solar, wind, natural gas, geothermal, and hydro-electricity (2.8%, 3.2%, and 4.6%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
CGW Guggenheim S&P Global Water Index ETF
Fund Overview
The Guggenheim S&P Global Water Index ETF, NYSE Arca ticker: CGW (the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Water Index (the "Index").
The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor's Financial Services LLC, a division of McGraw Hill Financial ("S&P"), generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies' business) with the global demand for water, including water utilities, infrastructure, equipment, instruments, and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of 0.07%, which included a decrease in market price over the period to $26.22 as of February 29, 2016, from $26.64 as of August 31, 2015. On an NAV basis, the Fund generated a total return of 0.07%, which included a decrease in NAV over the period to $26.25 as of February 29, 2016, from $26.67 as of August 31, 2015. At the end of the period, shares of the Fund at NAV were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 0.27%, the MSCI World Index returned -5.18%, and the Dow Jones Global Utilities Index returned 2.25% for the same period.
The Fund made an annual income distribution of $0.4542 per share on December 31, 2015, to shareholders of record on December 29, 2015.
Performance Attribution
For the six-month period ended February 29, 2016, the Fund was invested mostly in the utilities and industrial sectors. The utilities sector contributed the most to return, followed by the information technology sector, while the industrials sector detracted the most from return, followed by the materials sector.
Positions that contributed the most to the Fund's return included American Water Works Co., Inc., which provides drinking water, wastewater, and other water-related services in multiple U.S. states and Ontario, Canada; Geberit AG, a multinational group specializing in manufacturing and supplying sanitary parts and related systems; and Aqua America, Inc., a water and wastewater utility company serving several U.S. states (7.3%, 8.4%, and 3.4%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Pentair Plc, a U.K.-based provider of services related to water and other fluids, thermal management, and equipment protection; Beijing Enterprises Water Group Ltd., which provides a broad range of water services and environmental protection services in China; and Rotork Plc, an actuator manufacturer and flow control company (5.3%, 1.6%, and 1.2%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF
Fund Overview
The Guggenheim S&P High Income Infrastructure ETF, NYSE Arca ticker: GHII (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the S&P High Income Infrastructure Index (the "Index"). The Fund, using a "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Index.
The Index is designed to measure and monitor the performance of 50 high-yielding global equity securities of companies that engage in various infrastructure-related sub-industries. Index constituents must meet size, listing, and liquidity requirements and also be part of the S&P Global BMI Index, which is a rules-based index that measures global stock market performance.
The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 29, 2016.
On a market price basis, the Fund generated a total return of -4.12%, which included a decrease in market price over the period to $21.05 on February 29, 2016, from $22.56 on August 31, 2015. On an NAV basis, the Fund generated a total return of -3.69%, which included a decrease in NAV over the period to $21.43 on February 29, 2016, from $22.87 on August 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned -3.20%, and the S&P Global BMI Index returned -5.54% for the same period.
The Fund made the following quarterly income distributions for the semiannual period ended February 29, 2016:

Payable Date	Amount
September 30, 2015	$0.3117
December 31, 2015	$0.2848
Total	$0.5965
Performance Attribution
For the semiannual fiscal period ended February 29, 2016, the industrials sector contributed the most to the Fund's performance. The energy sector was the largest detractor from performance for the period. The utilities sector composed the rest of the portfolio and it detracted from performance for the period.
Positions that contributed the most to the Fund's return included Targa Resources Corp., a midstream energy corporation (6.8% of the Fund's long-term investments at period end); GasLog Ltd., an international owner, operator, and manager of liquefied natural gas (LNG) carriers (3.6% of the Fund's long-term investments at period end); and Hutchison Port Holdings Trust, the first publicly traded container-port business trust, which is affiliated with Hutchison Port Holdings and a subsidiary of Hutchison Whampoa Ltd. (not held at period end).
Positions that detracted the most from the Fund's return included Veresen, Inc., a Calgary-based energy infrastructure company; ONEOK, Inc., general partner and, as of September 30, 2015, 41.2% owner of ONEOK Partners LP, one of the largest publicly traded master limited partnerships; and Electricite de France S.A., an electric utility largely owned by the French state (3.0%, 3.9%, and 1.8%, respectively, of the Fund's long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 29, 2016
GTO Guggenheim Total Return Bond ETF
Fund Overview
The Guggenheim Total Return Bond ETF, NYSE Arca ticker: GTO (the "Fund") seeks maximum total return, comprised of income and capital appreciation.
In managing the Fund, Guggenheim Partners Investment Management ("GPIM") uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region, and sector. GPIM also considers macroeconomic outlook and geopolitical issues. GPIM maintains targets with respect to portfolio maturity and duration, which are reviewed continually by various teams, including the portfolio management team. These targets are set based on the interest rate outlook, the macro environment, and can be either absolute or relative to a portfolio's positioning to a benchmark.
The Fund will normally invest in a portfolio of fixed income instruments of varying maturities and of any credit quality. The Fund will normally invest at least 80% of its assets in fixed income instruments and also include exchange-traded funds ("ETFs") and closed-end funds ("CEFs") that invest substantially all of their assets in fixed income instruments. The Fund may invest in short-term instruments such as commercial paper, repurchase agreements, reverse repurchase agreements and short-term investment funds.
The fixed income instruments in which the Fund will invest include corporate debt securities of U.S. and non-U.S. issuers, including corporate bonds and other similar instruments, such as Treasury securities, collateralized loan obligations ("CLOs"), mortgage-backed securities ("MBS"), and asset-backed securities ("ABS"), issued by various U.S. and non-U.S. public- or private-sector entities, and municipal securities.
The Fund may invest up to 33 1/3% of its total assets in high yield debt securities ("junk bonds"), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that GPIM believes are of comparable below investment grade quality. The Fund may also invest up to 20% of its total assets in participations in, or assignments of, bank loans or corporate loans.
The Fund also may seek certain exposures through derivative transactions, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period beginning at the Fund's inception of February 10, 2016, through February 29, 2016.
On a market price basis, the Fund generated a total return of 0.32%, which included an increase in market price over the period to $50.13 on February 29, 2016, from $49.97 at inception. On an NAV basis, the Fund generated a total return of -0.06%, which included a decrease in NAV over the period to $49.94 on February 29, 2016, from $49.97 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For comparison, the Barclays U.S. Aggregate Bond Index returned -0.02% for the same period.
Performance Commentary
As the Fund launched, risk assets were bottoming after a bout of volatility that followed the U.S. Federal Reserve's December decision to raise its key Fed Funds target rate by 25 basis points. That led to a flight to quality across asset classes, with fixed income investors favoring US Treasuries and investment grade corporates over high yield. Prices reached an inflection point in mid-February, when risk asset prices started to rise across the board.
While investors remained cautious about much of the world's current economic prospects at period end, it seemed less likely the U.S. would enter a recession in the near-term. Indeed, toward the end of February, there were a number of positive U.S. economic reports, such as durable goods orders and increases in personal spending and personal income. While the always-volatile new home purchase data fell, overall, home price appreciation continued its moderate climb, and sales of existing homes increased more than expected.
During the abbreviated period ended February 29, 2016, as the Fund began investing after its launch, allocations of U.S. Treasuries and Agencies and cash/cash equivalents were held. In an environment where high-quality assets are trading at multi-year low valuations, late February presented one of the better investment opportunities in the last five years. Risk assets rallied into March, as it became apparent that a U.S. recession was less likely, and that the U.S. Federal Reserve was not ready to further increase its short-term target rate.
The Fund's allocation profile had changed significantly by March 15, 2016 the Fund had allocations across the fixed income universe mainly in investment-grade corporate bonds, ABS, high-yield corporate bonds, nonagency mortgage-backed securities, and bank loans. The Fund maintains less interest rate duration than the benchmark, particularly at the front end of the yield curve.
The Fund expects to take advantage of relative value by tactically rotating among sectors, with a focus on securities that are overlooked by participants in the broader market. It also expects to be anchored by high-quality ABS that have passed our rigorous credit analysis. The Fund's structured credit holdings are expected to feature floating rates and yields higher than traditional securitized assets like auto or credit-card receivables. In the housing sector, many non-Agency RMBS securities have attractive valuations while also typically offering floating coupons that help keep duration short. Floating rate instruments are expected to account for a large portion of the portfolio over 2016.
The energy sector presents an area of opportunity for small investments. Investment-grade energy bonds ended February with yields well above their non-energy peers and, in some cases, above high-yield levels for non-energy companies which presented attractive buying opportunities for the Fund. As investment grade energy spreads tightened throughout March, the Fund benefitted substantially from its purchases in February.

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

(Unaudited)	February 29, 2016
Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers, Guggenheim Partners Investment Management, LLC. and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to each individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.
Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.
Foreign Investment Risk. A Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, or social developments could undermine the value of such Fund's investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Emerging Markets Risk. Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.
Micro-, Small-, and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed, and there may be less available information about the company.
Replication Management Risk. The Funds are not "actively" managed. Therefore, a Fund would not necessarily sell a security because the stock's issuer was in financial trouble unless that stock is removed from such Fund's Index.
Non-Correlation Risk. A Fund's return may not match the return of such Fund's index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
China Investment Risk (YAO and CQQQ). Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.
Guggenheim Emerging Markets Real Estate ETF may not be suitable for all investors. Investments in the real estate industry, including REITS, subjects the Fund to the same risks as direct investments in real estate, which are particularly sensitive to economic downturns. Investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). Investments in Chinese companies may also involve additional risks. Investments in small- or medium-sized

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

(Unaudited)	February 29, 2016
companies may involve greater risk than investing in larger, more established companies. Investments in securities of smaller issuers can be more volatile than that of larger issuers. Investments in micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable and their shares tend to be more volatile and their markets less liquid than companies with larger market capitalizations.
Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds' portfolios. Financial market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Advisor does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.
There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in each Fund's Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	February 29, 2016
YAO Guggenheim China All-Cap ETF

Fund Statistics
Share Price	$21.25
Net Asset Value	$21.10
Premium to NAV	0.71%
Net Assets ($000)	$21,105

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(10/19/09)
Guggenheim China All-Cap ETF
NAV	-10.58%	-23.09%	-3.24%	-2.24%	-0.44%
Market	-8.85%	-22.64%	-2.98%	-2.20%	-0.33%
AlphaShares
China All
Cap Index	-10.56%	-23.37%	-3.10%	-1.89%	-0.27%
MSCI China
Index	-13.21%	-25.72%	-4.27%	-2.09%	-1.21%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.82 per share for share price returns or initial net asset value (NAV) of $24.82 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalized-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips, and P chips.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	34.8%
Communications	28.8%
Consumer, Non-cyclical	7.1%
Energy	6.8%
Consumer, Cyclical	6.1%
Technology	5.8%
Industrial	5.5%
Other	4.8%
Total Common Stocks	99.7%
Right	0.0%*
Securities Lending Collateral	3.2%
Total Investments	102.9%
Other Assets & Liabilities, net	-2.9%
Net Assets	100.0%
*Less than 0.1%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	5.6%
China Mobile Ltd.	5.4%
China Construction Bank Corp. — Class H	5.1%
Baidu, Inc. ADR	5.0%
Alibaba Group Holding Ltd. ADR	4.8%
Industrial & Commercial Bank of China Ltd. — Class H	4.4%
NetEase, Inc. ADR	4.3%
Bank of China Ltd. — Class H	3.3%
Ping An Insurance Group Company of China Ltd. — Class H	2.5%
JD.com, Inc. ADR	2.4%
Top Ten Total	42.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
CQQQ Guggenheim China Technology ETF

Fund Statistics
Share Price	$31.44
Net Asset Value	$31.27
Premium to NAV	0.54%
Net Assets ($000)	$43,776

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(12/08/09)
Guggenheim China Technology ETF
NAV	7.68%	-11.12%	10.98%	3.20%	5.07%
Market	9.16%	-10.65%	11.16%	3.21%	5.16%
AlphaShares
China
Technology
Index	7.84%	-13.09%	10.37%	2.94%	4.97%
MSCI China
Index	-13.21%	-25.72%	-4.27%	-2.09%	-1.61%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalized-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips, and P chips.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Communications	53.6%
Technology	24.5%
Industrial	10.9%
Energy	5.9%
Basic Materials	1.9%
Consumer, Cyclical	1.9%
Consumer, Non-cyclical	1.0%
Financial	0.3%
Total Common Stocks	100.0%
Securities Lending Collateral	8.0%
Total Investments	108.0%
Other Assets & Liabilities, net	-8.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	10.9%
Alibaba Group Holding Ltd. ADR	8.6%
Baidu, Inc. ADR	7.9%
NetEase, Inc. ADR	5.9%
Lenovo Group Ltd.	5.6%
AAC Technologies Holdings, Inc.	4.8%
Qihoo 360 Technology Company Ltd. ADR	4.6%
Youku Tudou, Inc. ADR	3.7%
SINA Corp.	2.9%
Semiconductor Manufacturing International Corp.	2.8%
Top Ten Total	57.7%
"Ten Largest Holdings" excludes any temporary cash investments.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF

Fund Statistics
Share Price	$19.64
Net Asset Value	$19.40
Premium to NAV	1.24%
Net Assets ($000)	$1,940

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month		Since
	(non-	One	Inception
	annualized)	Year	(09/29/14)
Guggenheim Emerging Market Real Estate ETF
NAV	-4.74%	-20.10%	-13.57%
Market	-3.99%	-17.58%	-12.81%
AlphaShares Emerging Markets
Real Estate Index	-4.59%	-19.70%	-11.07%
FTSE EPRA/NAREIT Global
Real Estate Index	1.23%	-8.65%	1.12%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
FTSE EPRA/NAREIT Global Real Estate Index is an unmanaged portfolio of approximately 423 constituents from 37 countries, including both developed and emerging markets.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	95.8%
Consumer, Cyclical	2.2%
Industrial	0.9%
Diversified	0.4%
Total Common Stocks	99.3%
Rights	0.0%*
Securities Lending Collateral	3.8%
Total Investments	103.1%
Other Assets & Liabilities, net	-3.1%
Net Assets	100.0%
*Less than 0.1%

Ten Largest Holdings
(% of Total Net Assets)
Emaar Properties PJSC	4.7%
China Overseas Land & Investment Ltd.	4.6%
China Resources Land Ltd.	4.4%
Fibra Uno Administracion S.A. de CV	4.2%
SM Prime Holdings, Inc.	3.9%
Growthpoint Properties Ltd.	3.4%
Redefine Properties Ltd.	3.0%
Ayala Land, Inc.	2.9%
Resilient REIT Ltd.	2.7%
Evergrande Real Estate Group Ltd.	2.7%
Top Ten Total	36.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF continued

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
TAN Guggenheim Solar ETF

Fund Statistics
Share Price	$23.45
Net Asset Value	$23.36
Premium to NAV	0.39%
Net Assets ($000)	$231,875

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(04/15/08)
Guggenheim Solar ETF
NAV	-20.18%	-39.80%	10.93%	-18.82%	-23.94%
Market	-19.43%	-39.68%	11.05%	-18.73%	-23.90%
MAC Global
Solar Energy
Index	-21.35%	-43.23%	7.61%	-21.80%	-25.59%
MSCI World
Index	-5.18%	-11.00%	5.32%	4.92%	2.94%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $251.30* per share for share price returns or initial net asset value (NAV) of $251.30* per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. In the Financial Highlights section of this Semi-Annual Report, the Fund's annualized net operating expense ratio was 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018, to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	60.7%
Industrial	16.9%
Utilities	9.7%
Technology	8.7%
Basic Materials	3.9%
Total Common Stocks	99.9%
Securities Lending Collateral	43.8%
Total Investments	143.7%
Other Assets & Liabilities, net	-43.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
First Solar, Inc.	8.5%
SunPower Corp. — Class A	5.8%
Trina Solar Ltd. ADR	5.5%
Canadian Solar, Inc.	5.2%
8Point3 Energy Partners, LP	4.8%
Abengoa Yield plc	4.8%
GCL-Poly Energy Holdings Ltd.	4.8%
JinkoSolar Holding Company Ltd. ADR	4.8%
SolarEdge Technologies, Inc.	4.7%
TerraForm Power, Inc. — Class A	4.6%
Top Ten Total	53.5%
"Ten Largest Holdings" excludes any temporary cash investments.
*Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
CGW Guggenheim S&P Global Water Index ETF

Fund Statistics
Share Price	$26.22
Net Asset Value	$26.25
Discount to NAV	-0.11%
Net Assets ($000)	$337,036

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(05/14/07)
Guggenheim S&P Global Water Index ETF
NAV	0.07%	-5.99%	5.31%	6.76%	3.09%
Market	0.07%	-6.10%	5.29%	6.64%	3.08%
S&P Global
Water Index	0.27%	-5.74%	5.61%	7.09%	3.60%
MSCI World
Index	-5.18%	-11.00%	5.32%	4.92%	1.78%
Dow Jones
Global
Utilities
Index	2.25%	-4.45%	5.31%	1.49%	-1.88%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Dow Jones Global Utilities Index consists of companies that provide electrical, water, natural gas, and telephone utilities. The index is quoted in USD.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.63% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.63%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Industrial	48.0%
Utilities	40.7%
Consumer, Non-cyclical	5.2%
Basic Materials	3.2%
Consumer, Cyclical	2.6%
Total Common Stocks	99.7%
Securities Lending Collateral	3.2%
Total Investments	102.9%
Other Assets & Liabilities, net	-2.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Geberit AG	8.4%
American Water Works Company, Inc.	7.3%
United Utilities Group plc	5.5%
Pentair plc	5.2%
Danaher Corp.	5.2%
Veolia Environnement S.A.	5.1%
Severn Trent plc	4.4%
Xylem, Inc.	4.1%
Suez Environnement Co.	3.8%
IDEX Corp.	3.6%
Top Ten Total	52.6%
"Ten Largest Holdings" excludes any temporary cash investments.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF

Fund Statistics
Share Price	$21.05
Net Asset Value	$21.43
Discount to NAV	-1.77%
Net Assets ($000)	$3,214

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 29, 2016
	Six
	Month			Since
	(non-		One	Inception
	annualized	)	Year	(02/11/15)
Guggenheim S&P High Income Infrastructure ETF
NAV	-3.69%		-11.22%	-10.05%
Market	-4.12%		-13.15%	-11.63%
S&P High Income
Infrastructure Index	-3.20%		-10.07%	-8.52%
S&P Global BMI Index	-5.54%		-11.74%	-8.56%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.
The S&P High Income Infrastructure Index is designed to serve as a benchmark for yield-seeking equity investors looking for infrastructure exposure. The index is composed of the 50 highest-dividend-paying companies within the S&P Global BMI that operate in the energy, transportation, and utilities sectors.
The S&P Global BMI is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million in all included countries. The S&P Global BMI is made up of the S&P Developed BMI and the S&P Emerging BMI indices.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Energy	39.0%
Utilities	35.9%
Industrial	19.3%
Consumer, Cyclical	3.6%
Consumer, Non-cyclical	1.6%
Total Long-Term Investments	99.4%
Securities Lending Collateral	9.7%
Total Investments	109.1%
Other Assets & Liabilities, net	-9.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Golar LNG Ltd.	6.8%
Targa Resources Corp.	6.7%
Kinder Morgan, Inc.	6.3%
ONEOK, Inc.	3.8%
Ship Finance International Ltd.	3.7%
GasLog Ltd.	3.6%
Williams Companies, Inc.	3.2%
Veresen, Inc.	3.0%
Nordic American Tankers Ltd.	3.0%
Inter Pipeline Ltd.	3.0%
Top Ten Total	43.1%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF continued

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 29, 2016
GTO Guggenheim Total Return Bond ETF

Fund Statistics
Share Price	$50.13
Net Asset Value	$49.94
Premium to NAV	0.38%
Net Assets ($000)	$19,978

TOTAL RETURNS FOR THE PERIOD ENDED
FEBRUARY 29, 2016
Since
Inception
(02/10/16)
Guggenheim Total Return Bond ETF
NAV	-0.06%
Market	0.32%
Barclays U.S. Aggregate Bond Index	-0.02%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $49.97 per share for share price returns or initial net asset value (NAV) of $49.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
United States Treasury Bills	27.5%
Money Market Fund	14.2%
Repurchase Agreements	5.0%
U.S. Government Securities	24.2%
Collateralized Mortgage Obligations	15.8%
Corporate Bonds	12.7%
Asset Backed Securities	2.4%
Total Investments	101.8%
Other Assets & Liabilities, net	-1.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Newstar Commercial Loan Funding LLC, 4.37%	1.3%
TICP CLO II Ltd., 3.62%	1.1%
LSTAR Securities Investment Trust, 2.44%	1.1%
CSMC, 0.90%	1.1%
LSTAR Securities Investment Trust, 3.54%	1.1%
Bank of America Corp., 6.50%	1.0%
Wells Fargo Commercial Mortgage Trust, 1.58%	1.0%
RALI Trust, 0.59%	1.0%
VOLT XLI LLC, 4.25%	1.0%
Hilton USA Trust, 5.22%	1.0%
Top Ten Total	10.7%
"Ten Largest Holdings" excludes any temporary cash investments.

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	1.0%
AA	1.2%
A	1.6%
BBB	7.5%
BB	10.4%
B	2.2%
CCC	1.0%
CC	1.0%
NR**	3.2%
Other Instruments
Cash	39.9%
Government Treasury	24.3%
Government Agency	6.7%
Total Investments	100.0%

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, which are all a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody's and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	February 29, 2016
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning August 31, 2015 and ending February 29, 2016.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio1	Return	August 31, 2015	February 29, 2016	Period2
Table 1. Based on actual Fund return3
Guggenheim China All-Cap ETF	0.70%	-10.58%	$1,000.00	$894.15	$3.30
Guggenheim China Technology ETF	0.70%	7.68%	1,000.00	1,076.78	3.61
Guggenheim Emerging Markets Real Estate ETF	0.65%	-4.74%	1,000.00	952.60	3.16
Guggenheim Solar ETF	0.70%	-20.18%	1,000.00	798.24	3.13
Guggenheim S&P Global Water Index ETF	0.62%	0.07%	1,000.00	1,000.70	3.08
Guggenheim S&P High Income Infrastructure ETF	0.45%	-3.69%	1,000.00	963.11	2.20
Guggenheim Total Return Bond ETF4	0.43%	-0.06%	1,000.00	999.40	0.23

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim China All-Cap ETF	0.70%	5.00%	$1,000.00	$1,021.38	$3.52
Guggenheim China Technology ETF	0.70%	5.00%	1,000.00	1,021.38	3.52
Guggenheim Emerging Markets Real Estate ETF	0.65%	5.00%	1,000.00	1,021.63	3.27
Guggenheim Solar ETF	0.70%	5.00%	1,000.00	1,021.38	3.52
Guggenheim S&P Global Water Index ETF	0.62%	5.00%	1,000.00	1,021.78	3.12
Guggenheim S&P High Income Infrastructure ETF	0.45%	5.00%	1,000.00	1,022.63	2.26
Guggenheim Total Return Bond ETF	0.43%	5.00%	1,000.00	1,022.73	2.16

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period August 31, 2015 to February 29, 2016.

4
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 20/366 (to reflect the period from commencement of operations on February 10, 2016 to February 29,2016).

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016
YAO Guggenheim China All-Cap ETF

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 34.8%
China Construction Bank Corp. — Class H	1,834,549	$1,073,436
Industrial & Commercial Bank of China Ltd. — Class H	1,876,126	926,464
Bank of China Ltd. — Class H	1,848,466	691,735
Ping An Insurance Group Company of China Ltd. — Class H	122,852	519,773
China Life Insurance Company Ltd. — Class H	180,995	393,824
China Overseas Land & Investment Ltd.	105,995	314,870
Bank of Communications Company Ltd. — Class H	534,993	305,469
China Pacific Insurance Group Company Ltd. — Class H	67,600	218,635
China Merchants Bank Company Ltd. — Class H	111,993	209,695
Agricultural Bank of China Ltd. — Class H	628,982	207,068
CITIC Ltd.	143,000	194,562
PICC Property & Casualty Company Ltd. — Class H	111,995	169,084
China CITIC Bank Corporation Ltd. — Class H*	300,993	166,054
China Resources Land Ltd.	65,999	157,525
China Minsheng Banking Corporation Ltd. — Class H	168,990	138,649
Haitong Securities Company Ltd. — Class H	83,200	121,117
CITIC Securities Company Ltd. — Class H	55,501	106,775
Evergrande Real Estate Group Ltd.1	118,994	77,736
GF Securities Company Ltd. — Class H*	41,272	76,109
Country Garden Holdings Company Ltd.	197,873	72,013
China Vanke Company Ltd. — Class H	31,896	71,863
China Taiping Insurance Holdings Company Ltd.*	35,000	67,514
Dalian Wanda Commercial Properties Company Ltd. — Class H2	15,834	64,956
China Cinda Asset Management Company Ltd. — Class H	214,000	64,122
China Galaxy Securities Company Ltd. — Class H	89,500	62,957
People's Insurance Company Group of China Ltd. — Class H	170,000	61,431
New China Life Insurance Company Ltd. — Class H	19,600	56,712
Huatai Securities Company Ltd. — Class H*,2	26,727	50,318
China Everbright Ltd.	22,000	40,570
Shimao Property Holdings Ltd.	29,999	38,810
Far East Horizon Ltd.	52,000	38,451
Longfor Properties Company Ltd.	29,999	36,842
Sino-Ocean Land Holdings Ltd.	82,493	36,069
Fullshare Holdings Ltd.*	129,384	33,111
Guangzhou R&F Properties Company Ltd. — Class H	24,800	29,277
Chongqing Rural Commercial Bank Company Ltd. — Class H	61,994	29,019
Sunac China Holdings Ltd.	43,000	27,649
Shengjing Bank Company Ltd. — Class H2	16,818	27,251
Shenzhen Investment Ltd.	69,999	25,385
China Jinmao Holdings Group Ltd.	95,998	23,950
Shanghai Industrial Holdings Ltd.	11,000	23,680
Shui On Land Ltd.	83,993	21,063
Yuexiu Property Company Ltd.	149,992	21,025
SOHO China Ltd.	45,999	20,645
Credit China Holdings Ltd.1	44,000	19,691
KWG Property Holding Ltd.	32,815	19,327
Renhe Commercial Holdings Company Ltd.*	469,930	19,036
Harbin Bank Company Ltd. — Class H2	74,000	17,986
Agile Property Holdings Ltd.	36,000	16,620
Hopson Development Holdings Ltd.*	16,000	15,638
China South City Holdings Ltd.	78,000	15,447
Guotai Junan International Holdings Ltd.1	59,000	14,871
CIFI Holdings Group Company Ltd.	68,000	13,642
Joy City Property Ltd.	96,000	13,086
Poly Property Group Company Ltd.1	46,999	12,813
Noah Holdings Ltd. ADR*,1	530	12,561
Greentown China Holdings Ltd.*	15,500	12,398
E-House China Holdings Ltd. ADR1	1,789	10,394
Central China Securities Company Ltd. — Class H	25,000	9,934
Total Financial		7,336,707

Communications - 28.8%
Tencent Holdings Ltd.	64,242	1,172,295
China Mobile Ltd.	107,951	1,141,127
Baidu, Inc. ADR*	6,094	1,056,822
Alibaba Group Holding Ltd. ADR*	14,774	1,016,598
JD.com, Inc. ADR*	19,941	512,683
Ctrip.com International Ltd. ADR*	6,360	260,251
Qihoo 360 Technology Company Ltd. ADR*	2,186	157,130
China Telecom Corporation Ltd. — Class H	309,981	148,689
China Unicom Hong Kong Ltd.	127,995	145,835
Vipshop Holdings Ltd. ADR*,1	7,023	78,026
Youku Tudou, Inc. ADR*	2,517	68,915
SINA Corp.*	1,259	53,784
YY, Inc. ADR*	663	34,509
Sohu.com, Inc.*	663	28,821
SouFun Holdings Ltd. ADR	5,300	28,249
ZTE Corp. — Class H1	17,048	27,799
21Vianet Group, Inc. ADR*	1,524	26,761
Autohome, Inc. ADR*	927	22,721
China Communications Services Corp. Ltd. — Class H	53,993	21,733
58.com, Inc. ADR*	331	17,543
Bitauto Holdings Ltd. ADR*,1	795	16,449
51job, Inc. ADR*,1	464	12,899
CITIC Telecom International Holdings Ltd.	32,000	12,798
Weibo Corp ADR*	663	9,521
Coolpad Group Ltd.*	60,000	8,873
Millennium Pacific Group Holdings Ltd.*	36,363	5,752
Total Communications		6,086,583

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 7.1%
Hengan International Group Company Ltd.	17,501	$138,524
Want Want China Holdings Ltd.	148,993	98,675
Sinopharm Group Company Ltd. — Class H	26,801	97,882
WH Group Ltd.*,2	157,500	91,549
New Oriental Education & Technology Group ADR	2,849	88,690
China Mengniu Dairy Company Ltd.1	60,998	87,698
Sino Biopharmaceutical Ltd.	94,992	69,509
China Conch Venture Holdings Ltd.	40,500	63,332
Mindray Medical International Ltd. ADR	1,921	53,404
TAL Education Group ADR*	927	47,972
CSPC Pharmaceutical Group Ltd.	54,000	42,986
Tingyi Cayman Islands Holding Corp.	43,999	41,475
China Huishan Dairy Holdings Company Ltd.1	109,000	40,930
China Medical System Holdings Ltd.††	30,495	38,824
Shenzhen International Holdings Ltd.	23,822	36,088
Jiangsu Expressway Company Ltd. — Class H	28,000	32,911
3SBio, Inc.*,2	25,454	30,868
China Biologic Products, Inc.*	265	30,210
Luye Pharma Group Ltd.*	37,500	30,140
Tsingtao Brewery Company Ltd. — Class H	8,000	28,909
Zhejiang Expressway Company Ltd. — Class H	31,999	28,352
Shandong Weigao Group Medical Polymer Company
Ltd. — Class H1	44,001	28,292
CAR, Inc.*	21,818	24,915
Tong Ren Tang Technologies Company Ltd. — Class H	13,000	19,994
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H1	8,500	19,697
Uni-President China Holdings Ltd.	29,000	19,169
Universal Medical Financial & Technical Advisory Services
Company Ltd.*,2	23,636	16,991
Fu Shou Yuan International Group Ltd.	22,000	16,777
SSY Group Ltd.	46,000	13,842
China Agri-Industries Holdings Ltd.*	49,999	13,824
China Modern Dairy Holdings Ltd.1	64,989	12,787
Guangzhou Baiyunshan Pharmaceutical Holdings Company
Ltd. — Class H	6,000	12,500
Shenzhen Expressway Company Ltd. — Class H	16,000	11,996
CP Pokphand Company Ltd.	147,993	11,990
Hua Han Health Industry Holdings Ltd.	103,200	10,617
Tibet Water Resources Ltd.1	33,000	10,524
China Shengmu Organic Milk Ltd.*,2	46,000	9,761
Vinda International Holdings Ltd.	6,000	9,352
Phoenix Healthcare Group Company Ltd.	8,000	7,078
China Animal Healthcare Ltd.*,†††,3	36,000	—
Total Consumer, Non-cyclical		1,489,034

Energy - 6.8%
CNOOC Ltd.	359,990	368,501
China Petroleum & Chemical Corp. — Class H	569,183	316,938
PetroChina Company Ltd. — Class H	471,986	302,876
China Shenhua Energy Company Ltd. — Class H	75,496	106,019
Kunlun Energy Company Ltd.	75,994	54,336
China Longyuan Power Group Corporation Ltd. — Class H	69,998	38,346
GCL-Poly Energy Holdings Ltd.1	235,995	34,294
China Coal Energy Company Ltd. — Class H	92,993	31,093
China Oilfield Services Ltd. — Class H	39,999	29,422
Xinyi Solar Holdings Ltd.1	92,000	25,792
Trina Solar Ltd. ADR*	1,921	19,959
Sinopec Engineering Group Company Ltd. — Class H	27,000	19,513
Yanzhou Coal Mining Company Ltd. — Class H1	39,999	17,077
Beijing Jingneng Clean Energy Co. Ltd. — Class H	46,000	13,192
Sinopec Kantons Holdings Ltd.	24,000	11,420
JinkoSolar Holding Company Ltd. ADR*,1	464	11,090
Sinopec Oilfield Service Corp. — Class H*	48,000	10,247
Shougang Fushan Resources Group Ltd.	90,000	10,185
AAG Energy Holdings Ltd.*,2	30,000	5,710
United Energy Group Ltd.*	83,994	3,997
Total Energy		1,430,007

Consumer, Cyclical - 6.1%
Belle International Holdings Ltd.	120,993	78,730
Byd Company Ltd. — Class H*,1	15,500	76,940
Dongfeng Motor Group Company Ltd. — Class H	64,000	74,649
Shenzhou International Group Holdings Ltd.	12,999	66,532
Alibaba Pictures Group Ltd.*	270,000	55,902
Brilliance China Automotive Holdings Ltd.	65,996	53,807
Great Wall Motor Company Ltd. — Class H	69,500	49,961
ANTA Sports Products Ltd.	22,000	49,737
Guangzhou Automobile Group Company Ltd. — Class H	49,999	43,208
Geely Automobile Holdings Ltd.	114,993	42,589
China Resources Beer Holdings Company Ltd.	26,000	42,129
Haier Electronics Group Company Ltd.	28,000	41,841
GOME Electrical Appliances Holding Ltd.	262,991	34,835
Qunar Cayman Islands Ltd. ADR*,1	927	34,383
Xinyi Glass Holdings Ltd.	57,999	30,654
Sun Art Retail Group Ltd.1	49,499	29,918
Intime Retail Group Company Ltd.	38,000	29,662
Minth Group Ltd.	16,000	28,930
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	15,600	28,086
Skyworth Digital Holdings Ltd.	45,999	25,969
Air China Ltd. — Class H	41,999	24,899
Digital China Holdings Ltd.*	21,000	24,251
China Southern Airlines Company Ltd. — Class H	40,000	22,428

See notes to financial statements.
26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 6.1% (continued)
Fuyao Glass Industry Group Company Ltd. — Class H*,2	11,263	$22,392
Red Star Macalline Group Corporation Ltd. — Class H*,2	25,837	21,763
Weichai Power Company Ltd. — Class H	20,800	18,965
China Eastern Airlines Corporation Ltd. — Class H*	40,000	18,775
China Travel International Investment Hong Kong Ltd.	53,999	18,749
Homeinns Hotel Group ADR*,1	530	18,471
BAIC Motor Corporation Ltd. — Class H2	23,453	16,709
China Lodging Group Ltd. ADR1	596	16,688
Imperial Pacific International Holdings Ltd.*	1,000,000	16,203
China Dongxiang Group Company Ltd.	75,000	16,203
Li Ning Company Ltd.*	35,500	15,522
BEP International Holdings Ltd.	181,817	14,730
China Jicheng Holdings Ltd.*,2	83,938	14,033
Golden Eagle Retail Group Ltd.	11,000	12,717
Cosmo Lady China Holdings Company Ltd.2	14,000	11,756
China New City Commercial Development Ltd.*	11,394	11,341
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	26,000	9,797
China Harmony New Energy Auto Holding Ltd.	17,000	9,291
XTEP International Holdings Ltd.	19,500	9,103
Dah Chong Hong Holdings Ltd.	18,000	7,245
REXLot Holdings Ltd.*,†††,1,3	399,993	—
Total Consumer, Cyclical		1,290,493

Technology - 5.8%
NetEase, Inc. ADR	6,757	909,559
Lenovo Group Ltd.1	159,995	133,532
Semiconductor Manufacturing International Corp.*	649,983	53,496
Kingsoft Corporation Ltd.	17,000	33,623
TravelSky Technology Ltd. — Class H1	21,000	31,651
Kingdee International Software Group Company Ltd.	42,000	13,881
NetDragon Websoft, Inc.1	5,500	13,552
Chinasoft International Ltd.*	40,000	13,323
Shunfeng International Clean Energy Ltd.*	64,000	10,535
Ju Teng International Holdings Ltd.	20,000	7,973
Total Technology		1,221,125

Industrial - 5.5%
AAC Technologies Holdings, Inc.	16,482	114,350
China Communications Construction Company Ltd. — Class H	99,993	90,012
CRRC Corporation Ltd. — Class H	98,000	89,478
China Everbright International Ltd.	59,999	63,809
Zhuzhou CSR Times Electric Company Ltd. — Class H	12,500	61,165
China State Construction International Holdings Ltd.	37,999	58,346
China Railway Group Ltd. — Class H	86,993	54,929
Anhui Conch Cement Company Ltd. — Class H	27,000	53,610
Yangzijiang Shipbuilding Holdings Ltd.	63,800	41,050
China Railway Construction Corporation Ltd. — Class H1	42,499	40,279
Sunny Optical Technology Group Company Ltd.	15,000	34,722
Tech Pro Technology Development Ltd.*	112,000	33,415
AviChina Industry & Technology Company Ltd. — Class H	45,999	31,411
China National Building Material Company Ltd. — Class H	65,998	29,196
Beijing Capital International Airport Company Ltd. — Class H*	32,000	27,860
Shanghai Electric Group Company Ltd. — Class H1	63,998	27,406
Lee & Man Paper Manufacturing Ltd.	37,999	22,137
China Railway Signal & Communication Corporation
Ltd. — Class H*,1,2	40,077	21,130
Beijing Enterprises Clean Energy Group Ltd.*	327,270	19,570
Hollysys Automation Technologies Ltd.*	994	18,697
Haitian International Holdings Ltd.	14,000	18,688
Sinotrans Ltd. — Class H	48,000	17,901
CT Environmental Group Ltd.	60,000	16,821
China High Speed Transmission Equipment Group Co. Ltd.*	24,000	15,833
BBMG Corp. — Class H	26,500	14,858
China International Marine Containers Group Co. Ltd. — Class H	10,300	14,756
China Zhongwang Holdings Ltd.	31,999	14,238
Guangshen Railway Company Ltd. — Class H	32,000	14,115
China Machinery Engineering Corp. — Class H	19,000	13,927
China Lesso Group Holdings Ltd.	23,000	13,103
SITC International Holdings Company Ltd.1	28,000	12,531
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	11,200	12,041
Tianneng Power International Ltd.*	16,000	10,905
SIIC Environment Holdings Ltd.*	20,520	10,212
China Resources Cement Holdings Ltd.	40,000	9,928
Zoomlion Heavy Industry Science and Technology Company
Ltd. — Class H	28,999	7,981
Wasion Group Holdings Ltd.	10,000	4,604
China Shanshui Cement Group Ltd.*,†††,3	105,999	—
Total Industrial		1,155,014

Utilities - 2.8%
Guangdong Investment Ltd.	63,998	77,774
Huaneng Power International, Inc. — Class H	91,994	71,573
CGN Power Company Ltd. — Class H2	227,271	65,468
China Resources Power Holdings Company Ltd.	39,999	64,709
China Gas Holdings Ltd.	47,999	63,947
Beijing Enterprises Water Group Ltd.*,1	109,993	57,711
Beijing Enterprises Holdings Ltd.	11,500	53,462
China Resources Gas Group Ltd.	18,000	46,990
China Power International Development Ltd.	72,999	30,510
Huaneng Renewables Corporation Ltd. — Class H	87,992	20,368
Huadian Power International Corporation Ltd. — Class H	36,000	19,537
Datang International Power Generation Company Ltd. — Class H	65,996	17,229
Huadian Fuxin Energy Corporation Ltd. — Class H	58,000	10,442
Total Utilities		599,720

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Basic Materials - 1.3%
Zijin Mining Group Company Ltd. — Class H1	129,992	$38,950
Sinopec Shanghai Petrochemical Company Ltd. — Class H*	79,998	33,949
Aluminum Corporation of China Ltd. — Class H*	89,994	30,784
Jiangxi Copper Company Ltd. — Class H	28,999	30,244
Nine Dragons Paper Holdings Ltd.	37,999	25,362
Kingboard Chemical Holdings Ltd.	13,800	20,125
China Hongqiao Group Ltd.	30,000	16,975
Huabao International Holdings Ltd.*	44,999	15,509
Zhaojin Mining Industry Company Ltd. — Class H1	19,500	15,322
China Molybdenum Co. Ltd. — Class H	81,000	12,916
Angang Steel Company Ltd. — Class H	26,000	10,599
China BlueChemical Ltd. — Class H	39,999	8,847
Yingde Gases Group Company Ltd.	23,500	8,462
Fufeng Group Ltd.	26,000	8,325
Total Basic Materials		276,369

Diversified - 0.7%
China Merchants Holdings International Company Ltd.	40,465	112,140
Legend Holdings Corp. — Class H*,2	7,950	20,652
Carnival Group International Holdings Ltd.*	90,000	12,963
Total Diversified		145,755
Total Common Stocks
(Cost $26,239,375)		21,030,807

RIGHTS†††,3 - 0.0%**
Coolpad Group Ltd.
Expires 03/31/16	9,000	58
Total Rights
(Cost $0)		58

SECURITIES LENDING COLLATERAL†,4 - 3.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3273%	682,728	682,728
Total Securities Lending Collateral
(Cost $682,728)		682,728
Total Investments - 102.9%
(Cost $26,922,103)		$21,713,593
Other Assets & Liabilities, net - (2.9)%		(608,762)
Total Net Assets - 100.0%		$21,104,831

*	Non-income producing security.

**	Less than 0.1%

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	All or portion of this security is on loan at February 29, 2016 - See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $509,292 (cost $608,046), or 2.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $58, (cost $137,276) or less than 0.0% of total net assets.

4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
See Sector Classification in Supplemental Information section.

Country Diversification
% of Long-Term
Country	Investments
China	99.8%
Singapore	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	77.5%
United States Dollar	22.2%
Singapore Dollar	0.3%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Assets
Common Stocks	$20,991,983	$38,824	$—	*	$21,030,807
Rights	—	—	58		58
Securities Lending
Collateral	682,728	—	—		682,728
Total	$21,674,711	$38,824	$58		$21,713,593
* Market value is less than $1.

See notes to financial statements.
28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
YAO Guggenheim China All-Cap ETF continued
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending
	Balance		Valuation	Unobservable
Category	at 2/29/2016		Technique	Inputs
Last trade with
Common Stocks	$—	*	adjustment	100% Discount
Rights	$58		Model Priced	Trade Price
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of February 29, 2016, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 1 to Level 2	$38,824
The transfer from Level 1 to Level 2 is the result of a security being halted on the principal exchange on which it trades.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

	Common
	Stocks	Rights	Total
Beginning Balance	$131,286	$—	$131,286
Realized Gain/Loss	(53,193)	—	(53,193)
Change in Unrealized Gain/Loss	(9,672)	—	(9,672)
Purchases	—	—	—
Sales	(68,421)	—	(68,421)
Corporate Actions	—	58	58
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance	$— *	$58	$58
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$—	$—	$—
* Market value is less than $1.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
CQQQ Guggenheim China Technology ETF

	Shares	Value
COMMON STOCKS† - 100.0%
Communications - 53.6%
Tencent Holdings Ltd.	262,257	$4,785,693
Alibaba Group Holding Ltd. ADR*	54,448	3,746,567
Baidu, Inc. ADR*	20,049	3,476,897
Qihoo 360 Technology Company Ltd. ADR*,1	27,923	2,007,105
Youku Tudou, Inc. ADR*,1	58,789	1,609,643
SINA Corp.*,1	29,808	1,273,398
YY, Inc. ADR*,1	16,491	858,356
Sohu.com, Inc.*	15,573	676,958
SouFun Holdings Ltd. ADR	121,807	649,232
ZTE Corp. — Class H	385,335	628,338
21Vianet Group, Inc. ADR*	35,101	616,374
Autohome, Inc. ADR*	21,448	525,690
58.com, Inc. ADR*,1	8,183	433,699
Bitauto Holdings Ltd. ADR*	18,413	380,965
Coolpad Group Ltd.	1,574,670	232,875
Weibo Corp ADR*	16,186	232,431
China All Access Holdings Ltd.	599,310	200,383
BYD Electronic International Company Ltd.	314,223	176,585
TCL Communication Technology Holdings Ltd.	246,799	167,894
Renren, Inc. ADR*	51,314	160,613
China Electronics Corporation Holdings Company Ltd.	428,164	132,147
Suncorp Technologies Ltd.*,1	6,744,727	130,971
KongZhong Corp. ADR	16,485	122,154
Comba Telecom Systems Holdings Ltd.	594,513	91,744
V1 Group Ltd.	1,511,972	79,719
Phoenix New Media Ltd. ADR*	16,105	60,233
Total Communications		23,456,664

Technology - 24.5%
NetEase, Inc. ADR	19,335	2,602,684
Lenovo Group Ltd.	2,938,701	2,452,649
Semiconductor Manufacturing International Corp.*	14,810,220	1,218,925
Kingsoft Corporation Ltd.	379,158	749,915
TravelSky Technology Ltd. — Class H	476,047	717,484
PAX Global Technology Ltd.	379,727	399,936
Kingdee International Software Group Company Ltd.	935,258	309,101
Chinasoft International Ltd.*	923,230	307,500
NetDragon Websoft, Inc.	124,321	306,320
AGTech Holdings Ltd.*	1,130,655	273,353
Shunfeng International Clean Energy Ltd.*	1,428,121	235,077
HNA International Investment Holdings Ltd.*	3,757,714	178,797
Ju Teng International Holdings Ltd.	430,033	171,435
Tian Ge Interactive Holdings Ltd.*,2	310,182	158,359
Hua Hong Semiconductor Ltd.*,2	169,929	156,246
NQ Mobile, Inc. — Class A ADR*,1	37,015	139,547
Changyou.com Ltd. ADR*	5,614	99,200
Cheetah Mobile Inc ADR*,1	6,510	96,478
Boyaa Interactive International Ltd.	267,001	82,406
Shanghai Fudan Microelectronics Group Company
Ltd. — Class H	123,204	74,149
Total Technology		10,729,561

Industrial - 10.9%
AAC Technologies Holdings, Inc.	302,728	2,100,290
Sunny Optical Technology Group Company Ltd.1	347,862	805,221
China Railway Signal & Communication Corporation
Ltd. — Class H*,1,2	913,529	481,661
Hollysys Automation Technologies Ltd.*,1	22,928	431,276
Tongda Group Holdings Ltd.	1,742,040	291,230
Truly International Holdings Ltd.1	811,856	186,882
Hi Sun Technology China Ltd.*	946,302	142,381
Wasion Group Holdings Ltd.	263,633	121,372
China Aerospace International Holdings Ltd.1	982,357	120,013
Technovator International Ltd.*	227,630	103,919
Total Industrial		4,784,245

Energy - 5.9%
GCL-Poly Energy Holdings Ltd.1	6,443,446	936,336
Xinyi Solar Holdings Ltd.1	2,099,968	588,714
Trina Solar Ltd. ADR*,1	44,643	463,841
JinkoSolar Holding Company Ltd. ADR*,1	10,780	257,642
JA Solar Holdings Company Ltd. ADR*,1	21,584	192,745
United Photovoltaics Group Ltd.*	1,806,593	137,072
Total Energy		2,576,350

Basic Materials – 1.9%
Kingboard Chemical Holdings Ltd.	329,591	480,645
Kingboard Laminates Holdings Ltd.	401,153	157,342
Peace Map Holding Ltd.*	3,522,858	124,584
Landing International Development Ltd.*	6,245,055	91,554
Total Basic Materials		854,125

Consumer, Cyclical - 1.9%
Digital China Holdings Ltd.*	464,490	536,400
Nan Hai Corporation Ltd.*	8,129,671	224,774
VST Holdings Ltd.	388,800	78,498
Total Consumer, Cyclical		839,672

Consumer, Non-cyclical - 1.0%
GCL New Energy Holdings Ltd.*,1	3,199,577	178,985
HC International, Inc.*	272,254	149,149
China Innovationpay Group Ltd.*	2,270,566	102,197
Anxin-China Holdings Ltd.*,†††,3	2,144,054	—
Total Consumer, Non-cyclical		430,331

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
CQQQ Guggenheim China Technology ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 0.3%
National Agricultural Holdings Ltd.*	507,652	$131,872
Total Common Stocks
(Cost $50,547,104)		43,802,820
SECURITIES LENDING COLLATERAL†,4 - 8.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3196%	3,493,099	3,493,099
Total Securities Lending Collateral
(Cost $3,493,099)		3,493,099
Total Investments - 108.0%
(Cost $54,040,203)		$47,295,919
Other Assets & Liabilities, net - (8.0)%		(3,520,272)
Total Net Assets - 100.0%		$43,775,647

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 4.

†††	Value determined based on Level 3 inputs – See Note 4.

1	All or portion of this security is on loan at February 29, 2016 – See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $796,266 (cost $951,834), or 1.8% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of the fair valued securities amounts to $0, (cost $436,315) or 0.0% of total net assets.

4	Securities lending collateral – See Note 2.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

Country Diversification
% of Common
Country	Stocks
China	99.8%
Singapore	0.2%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	51.8%
United States Dollar	48.2%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Assets
Common Stocks	$43,802,820	$—	$—	*	$43,802,820
Securities Lending
Collateral	3,493,099	—	—		3,493,099
Total	$47,295,919	$—	$—		$47,295,919
* Market value is less than $1.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending
	Balance		Valuation	Unobservable
Category	at 2/29/2016		Technique	Inputs
Last trade with
Common Stocks	$—	*	adjustment	100% Discount
* Market value is less than $1.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$47,031
Change in Unrealized Gain/Loss	(47,031)
Ending Balance	$—	*
* Market value is less than $1.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF

	Shares	Value
COMMON STOCKS† - 99.3%
China - 36.4%
China Overseas Land & Investment Ltd.	29,951	$88,972
China Resources Land Ltd.	36,000	85,923
Evergrande Real Estate Group Ltd.	79,705	52,069
Country Garden Holdings Company Ltd.	119,668	43,550
Dalian Wanda Commercial Properties Company Ltd. — Class H1	9,981	40,944
China Vanke Company Ltd. — Class H	16,977	38,249
Shimao Property Holdings Ltd.	17,459	22,587
Longfor Properties Company Ltd.	17,855	21,928
Sino-Ocean Land Holdings Ltd.	44,074	19,271
Fullshare Holdings Ltd.*	66,943	17,131
Guangzhou R&F Properties Company Ltd. — Class H	14,423	17,027
Sunac China Holdings Ltd.	25,402	16,333
Shenzhen Investment Ltd.	38,000	13,781
Red Star Macalline Group Corporation Ltd. — Class H*,1	16,321	13,747
China Jinmao Holdings Group Ltd.	54,000	13,472
Shui On Land Ltd.	51,225	12,846
Yuexiu Property Company Ltd.	91,008	12,757
Renhe Commercial Holdings Company Ltd.*	314,000	12,720
SOHO China Ltd.	25,640	11,507
KWG Property Holding Ltd.	19,121	11,262
China South City Holdings Ltd.	50,000	9,902
Agile Property Holdings Ltd.	20,857	9,629
Joy City Property Ltd.	60,000	8,179
CIFI Holdings Group Company Ltd.	40,000	8,025
Poly Property Group Company Ltd.2	29,106	7,935
Carnival Group International Holdings Ltd.*	54,785	7,891
Hopson Development Holdings Ltd.*	8,000	7,819
Greentown China Holdings Ltd.*	9,238	7,389
China New City Commercial Development Ltd.*	7,241	7,207
E-House China Holdings Ltd. ADR	1,033	6,002
Zall Development Group Ltd.2	20,499	4,798
Beijing Enterprises Medical & Health Group Ltd.*	73,758	4,743
Beijing Capital Land Ltd. — Class H	13,266	4,709
Shanghai Industrial Urban Development Group Ltd.*	26,000	4,614
China Overseas Grand Oceans Group Ltd.	14,000	4,537
Ping An Securities Group Holdings Ltd.*	220,000	4,329
China SCE Property Holdings Ltd.	21,000	4,213
Logan Property Holdings Company Ltd.	14,000	4,159
Guorui Properties Ltd.	10,000	3,794
Fantasia Holdings Group Company Ltd.	30,000	3,164
Colour Life Services Group Company Ltd.	4,542	3,148
Yuzhou Properties Company Ltd.	14,000	3,079
Future Land Development Holdings Ltd.	24,000	2,870
Wanda Hotel Development Company Ltd.*	28,000	2,701
Wuzhou International Holdings Ltd.*	26,000	2,575
Hydoo International Holding Ltd.	20,000	2,418
Kaisa Group Holdings Ltd.*,†††,3	45,000	—
Total China		705,905

South Africa - 12.3%
Growthpoint Properties Ltd. REIT2	42,574	65,244
Redefine Properties Ltd. REIT	88,528	57,710
Resilient REIT Ltd. REIT	6,707	52,263
Hyprop Investments Ltd. REIT	4,482	29,538
Attacq Ltd.*	11,739	12,643
Vukile Property Fund Ltd. REIT	7,865	7,858
Emira Property Fund Ltd. REIT	7,434	7,064
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	24,043	7,007
Total South Africa		239,327

Philippines - 9.0%
SM Prime Holdings, Inc.	171,600	74,703
Ayala Land, Inc.	82,133	56,654
Megaworld Corp.	199,717	15,121
Robinsons Land Corp.	25,800	14,243
Vista Land & Lifescapes, Inc.	54,400	5,057
Filinvest Land, Inc.	138,000	4,411
DoubleDragon Properties Corp.	8,200	4,311
Total Philippines		174,500

United Arab Emirates - 8.8%
Emaar Properties PJSC	57,256	91,190
Aldar Properties PJSC	47,435	32,285
Emaar Malls Group PJSC*	31,280	23,419
DAMAC Properties Dubai Company PJSC*	29,216	21,635
Total United Arab Emirates		168,529

Mexico - 7.8%
Fibra Uno Administracion S.A. de CV REIT	38,511	80,548
Concentradora Fibra Danhos S.A. de CV REIT	12,127	23,339
PLA Administradora Industrial S de RL de CV REIT*	9,751	16,319
Maquarie Mexico Real Estate Management S.A. de CV REIT*	12,800	16,178
Corporation Inmobiliaria Vesta SAB de CV	5,414	7,854
Prologis Property Mexico S.A. de CV REIT*	5,170	7,566
Total Mexico		151,804

Indonesia - 5.5%
Lippo Karawaci Tbk PT	329,289	25,241
Bumi Serpong Damai Tbk PT	146,700	18,486
Summarecon Agung Tbk PT	154,100	18,381
Pakuwon Jati Tbk PT	409,500	14,026
Ciputra Development Tbk PT	139,708	13,373
Kawasan Industri Jababeka Tbk PT	286,519	4,971

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF continued

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Indonesia - 5.5% (continued)
Alam Sutera Realty Tbk PT	167,700	$4,314
Intiland Development Tbk PT	103,300	3,901
Lippo Cikarang Tbk PT*	6,600	3,023
Total Indonesia		105,716

Thailand - 4.7%
Central Pattana PCL	20,454	26,694
CPN Retail Growth Leasehold Property Fund	24,100	12,784
Land & Houses PCL	40,600	9,459
Pruksa Real Estate PCL	11,700	8,538
Bangkok Land PCL	152,651	6,084
Supalai PCL	10,600	5,236
Quality Houses PCL	77,116	4,978
Sansiri PCL	88,800	4,137
Land & Houses PCL — Class F	16,300	3,797
WHA Corporation PCL*	46,000	3,718
LPN Development PCL	9,500	3,333
TICON Industrial Connection PCL — Class F	8,800	2,865
Total Thailand		91,623

Malaysia - 3.0%
IOI Properties Group BHD	25,500	12,432
KLCCP Stapled Group	4,907	8,169
Sunway BHD	11,400	8,133
SP Setia BHD Group	10,000	7,134
Sunway Real Estate Investment Trust REIT	18,100	6,844
Mah Sing Group BHD	15,375	4,790
UEM Sunrise BHD	20,406	4,780
Eco World Development Group BHD*	14,700	4,580
IGB Corporation BHD	5,900	3,367
Total Malaysia		60,229

Taiwan, Province of China - 2.8%
Ruentex Development Company Ltd.	14,000	19,042
Highwealth Construction Corp.	14,300	14,157
Huaku Development Company Ltd.	4,000	6,283
Farglory Land Development Company Ltd.	5,000	5,138
Chong Hong Construction Company Ltd.	3,150	4,066
Radium Life Tech Company Ltd.*	12,240	3,794
Kindom Construction Corp.	6,000	2,672
Total Taiwan, Province of China		55,152

Brazil - 2.8%
BR Malls Participacoes S.A.	7,017	23,735
Multiplan Empreendimentos Imobiliarios S.A.	1,148	13,562
BR Properties S.A.	3,702	7,368
Iguatemi Empresa de Shopping Centers S.A.	1,144	6,296
Aliansce Shopping Centers S.A.	1,306	3,479
Total Brazil		54,440

Turkey - 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	31,449	27,460

Qatar - 1.1%
Barwa Real Estate Co.	1,346	13,606
United Development Company QSC	1,315	7,893
Total Qatar		21,499

Egypt - 1.1%
Talaat Moustafa Group	14,158	8,788
Medinet Nasr Housing*	3,165	7,454
Palm Hills Developments SAE*	15,499	4,513
Total Egypt		20,755

India - 0.9%
DLF Ltd.	6,688	8,694
Housing Development & Infrastructure Ltd.*	5,000	4,487
Indiabulls Real Estate Ltd.*	4,000	2,669
Unitech Ltd.*	27,000	1,539
Total India		17,389

Chile - 0.7%
Parque Arauco S.A.	8,326	13,684

Russian Federation - 0.4%
LSR Group GDR	2,656	4,236
Etalon Group Ltd. GDR	2,276	3,619
Total Russian Federation		7,855

Singapore - 0.3%
Yanlord Land Group Ltd.	7,900	5,954
Poland - 0.3%
Globe Trade Centre S.A.*	3,039	5,130
Total Common Stocks
(Cost $2,345,798)		1,926,951
RIGHTS†††- 0.0%**
Parque Arauco S.A.
Expires 03/31/16*,3	713	146
Total Rights
(Cost $0)		146
SECURITIES LENDING COLLATERAL†,4 - 3.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3550%	73,007	73,007
Total Securities Lending Collateral
(Cost $73,007)		73,007
Total Investments - 103.1%
(Cost $2,418,805)		$2,000,104
Other Assets & Liabilities, net - (3.1)%		(60,052)
Total Net Assets - 100.0%		$1,940,052

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF continued

*	Non-income producing security.

**	Less than 0.1%

†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.

†††	Value determined based on Level 3 inputs —See Note 4.

1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $54,691 (cost $78,063), or 2.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 — See Note 2.

3	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $146, (cost $16,584) or less than 0.1% of total net assets.

4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
China	36.6%
South Africa	12.4%
Phillippines	9.1%
United Arab Emirates	8.8%
Mexico	7.9%
Indonesia	5.5%
All Other Countries	19.7%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	36.3%
South African Rand	12.4%
Phillippine Peso	9.1%
United Arab Emirates Dirham	8.8%
Mexican Nuevo Peso	7.9%
All Other Currencies	25.5%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Assets
Common Stocks	$1,926,951	$—	$—	*	$1,926,951
Rights	—	—	146		146
Securities Lending
Collateral	73,007	—	—		73,007
Total	$1,999,958	$—	$146		$2,000,104
* Market value is less than $1.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Common
	Stocks		Rights	Total
Beginning Balance	$—	*	$—	$—
Change in Unrealized Gain/Loss	—		—	—
Purchases	—		—	—
Sales	—		—	—
Corporate Action	—		146	146
Ending Balance	$—	*	$146	$146
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$—		$—	$—

* Market value is less than $1.

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
TAN Guggenheim Solar ETF

	Shares	Value
COMMON STOCKS† - 99.9%
United States - 42.8%
First Solar, Inc.*	272,966	$19,618,065
SunPower Corp. — Class A*,1	564,059	13,323,074
8Point3 Energy Partners, LP1	743,601	11,220,940
SolarEdge Technologies, Inc.*	446,408	10,923,603
TerraForm Power, Inc. — Class A1	1,111,179	10,711,766
Vivint Solar, Inc.*,1	948,496	7,483,633
SolarCity Corp.*,1	399,993	7,371,871
SunEdison, Inc.*,1	3,276,692	6,487,850
Sunrun, Inc.*,1	1,110,526	6,241,156
TerraForm Global, Inc. — Class A	1,855,973	5,883,434
Total United States		99,265,392

Cayman Islands - 33.2%
Trina Solar Ltd. ADR*,1	1,221,763	12,694,118
GCL-Poly Energy Holdings Ltd.1	76,767,464	11,155,551
JinkoSolar Holding Company Ltd. ADR*,1	460,623	11,008,890
JA Solar Holdings Company Ltd. ADR*,1	1,169,088	10,439,956
Daqo New Energy Corp.*,1	484,433	8,932,945
Xinyi Solar Holdings Ltd.1	31,634,964	8,868,685
Shunfeng International Clean Energy Ltd.*	42,710,488	7,030,397
Hanwha Q Cells Co. Ltd.*,1	393,771	6,808,301
Total Cayman Islands		76,938,843

Canada - 5.1%
Canadian Solar, Inc.*,1	525,716	11,970,553

United Kingdom - 4.8%
Abengoa Yield plc1	667,133	11,187,820

Switzerland - 4.4%
Meyer Burger Technology AG*,1	1,962,263	10,106,837

Germany - 4.1%
SMA Solar Technology AG1	203,939	9,428,653

Norway - 2.8%
REC Silicon ASA*,1	52,952,512	6,438,586

Bermuda - 2.7%
China Singyes Solar Technologies Holdings Ltd.1	13,255,541	6,221,938
Total Common Stocks
(Cost $386,653,438)		231,558,622

SECURITIES LENDING COLLATERAL†,2 - 43.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3195%	101,520,897	101,520,897
Total Securities Lending Collateral
(Cost $101,520,897)		101,520,897
Total Investments - 143.7%
(Cost $488,174,335)		$333,079,519
Other Assets & Liabilities, net - (43.7)%		(101,204,077)
Total Net Assets - 100.0%		$231,875,442

Country Diversification
% of Common
Country	Stocks
United States	42.9%
Cayman Islands	33.2%
Canada	5.2%
United Kingdom	4.8%
Switzerland	4.3%
Germany	4.1%
Norway	2.8%
Bermuda	2.7%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	74.4%
Hong Kong Dollar	14.4%
Swiss Franc	4.3%
Euro	4.1%
Norwegian Krone	2.8%
Total Common Stocks	100.0%

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 29, 2016 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company
See Sector Classification in Supplemental Information section.
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$231,558,622	$—	$—	$231,558,622
Securities Lending
Collateral	101,520,897	—	—	101,520,897
Total	$333,079,519	$—	$—	$333,079,519
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
CGW Guggenheim S&P Global Water Index ETF

	Shares	Value
COMMON STOCKS† - 99.7%
United States - 35.2%
American Water Works Company, Inc.	377,879	$24,494,116
Danaher Corp.	197,364	17,618,684
Xylem, Inc.	372,808	13,946,747
IDEX Corp.	158,967	11,947,959
Aqua America, Inc.	370,642	11,330,526
Olin Corp.	338,928	5,138,149
Rexnord Corp.*	206,119	3,738,999
Tetra Tech, Inc.	126,216	3,474,726
American States Water Co.	78,070	3,310,949
Mueller Industries, Inc.	117,054	3,069,156
Watts Water Technologies, Inc. — Class A	57,980	2,990,029
Mueller Water Products, Inc. — Class A	329,555	2,837,468
California Water Service Group	100,372	2,481,196
Franklin Electric Company, Inc.	81,158	2,422,566
Badger Meter, Inc.	29,810	1,958,219
Lindsay Corp.1	23,505	1,701,762
Calgon Carbon Corp.	107,564	1,508,047
Aegion Corp. — Class A*	75,967	1,375,762
Advanced Drainage Systems, Inc.	70,359	1,364,965
Gorman-Rupp Co.	39,377	994,663
Connecticut Water Service, Inc.	23,378	974,629
Total United States		118,679,317

United Kingdom - 16.8%
United Utilities Group plc	1,429,457	18,436,805
Severn Trent plc	499,567	14,870,759
Pennon Group plc	862,496	9,796,092
Halma plc	776,183	9,599,987
Rotork plc	1,782,172	3,961,397
Total United Kingdom		56,665,040

Switzerland - 9.7%
Geberit AG	77,638	28,163,263
Sulzer AG1	47,151	4,459,462
Total Switzerland		32,622,725

France - 9.0%
Veolia Environment S.A.	756,799	17,177,850
Suez Environment Co.	747,457	12,949,725
Total France		30,127,575

Ireland - 5.2%
Pentair plc1	369,843	17,645,210

China - 4.0%
Guangdong Investment Ltd.	5,902,000	7,172,431
China Everbright International Ltd.	5,546,000	5,898,217
China Water Industry Group Ltd.*	2,549,771	442,660
Total China		13,513,308

Sweden - 2.8%
Alfa Laval AB	589,484	9,265,487

South Korea - 2.6%
Coway Company Ltd.	111,559	8,795,183

Japan - 2.6%
Kurita Water Industries Ltd.	227,700	4,962,498
Ebara Corp.	977,000	3,765,183
Total Japan		8,727,681

Netherlands - 2.4%
Aalberts Industries N.V.	197,608	6,150,397
Arcadis N.V.1	144,605	2,088,133
Total Netherlands		8,238,530

Austria - 2.3%
Andritz AG	160,215	7,683,094

Italy - 2.0%
Hera SpA	1,530,058	4,322,461
Interpump Group SpA	165,496	2,303,491
Total Italy		6,625,952

Bermuda - 1.8%
Beijing Enterprises Water Group Ltd.1	10,234,000	5,369,588
China Water Affairs Group Ltd.	1,784,000	782,320
Total Bermuda		6,151,908

Israel - 1.2%
Israel Chemicals Ltd.1	1,040,524	4,026,527

Brazil - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	716,432	3,990,526

Spain - 0.5%
Fomento de Construcciones y Contratas S.A.*,1	251,508	1,776,295

Singapore - 0.3%
SIIC Environment Holdings Ltd.*	1,870,540	930,915

Cayman Islands - 0.1%
Kangda International Environmental Company Ltd.*,1,2	2,037,000	403,410
Total Common Stocks		335,868,683
(Cost $291,199,450)
SECURITIES LENDING COLLATERAL†,3 - 3.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3195%	10,852,843	10,852,843
Total Securities Lending Collateral
(Cost $10,852,843)		10,852,843
Total Investments - 102.9%
(Cost $302,052,293)		$346,721,526
Other Assets & Liabilities, net - (2.9)%		(9,685,774)
Total Net Assets - 100.0%		$337,035,752

See notes to financial statements.
36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
CGW Guggenheim S&P Global Water Index ETF continued

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 29, 2016 — See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $403,410 (cost $1,259,082), or 0.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company
See Sector Classification in Supplemental Information section.

Country Diversification
% of Common
Country	Stocks
United States	35.3%
United Kingdom	16.9%
Switzerland	9.7%
France	9.0%
Ireland	5.2%
China	4.0%
Sweden	2.8%
South Korea	2.6%
Other	14.5%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	41.8%
British Pound	16.9%
Euro	16.2%
Swiss Franc	9.7%
Hong Kong Dollar	6.0%
Swedish Krona	2.7%
South Korean Won	2.6%
Other	4.1%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$335,868,683	$—	$—	$335,868,683
Securities Lending
Collateral	10,852,843	—	—	10,852,843
Total	$346,721,526	$—	$—	$346,721,526
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF

	Shares	Value
COMMON STOCKS† - 98.9%
United States - 29.5%
Targa Resources Corp.	8,053	$216,465
Kinder Morgan, Inc.	11,150	201,703
ONEOK, Inc.	5,130	123,120
Williams Companies, Inc.	6,421	102,672
TerraForm Power, Inc. — Class A1	8,190	78,952
Pattern Energy Group, Inc.	2,776	47,136
CenterPoint Energy, Inc.	2,206	41,098
Entergy Corp.	507	36,610
FirstEnergy Corp.	1,008	33,738
Southern Co.	675	32,521
PPL Corp.	927	32,436
Total United States		946,451

Canada - 20.6%
Veresen, Inc.	16,256	95,405
Inter Pipeline Ltd.	5,172	94,765
Gibson Energy, Inc.	6,831	86,787
Pembina Pipeline Corp.	3,282	81,723
Westshore Terminals Investment Corp.	6,538	70,274
TransCanada Corp.	1,600	58,645
Capital Power Corp.	4,120	52,709
Northland Power, Inc.	3,306	46,420
Superior Plus Corp.	6,880	44,035
TransAlta Renewables, Inc.	3,656	30,363
Total Canada		661,126

Bermuda - 17.0%
Golar LNG Ltd.	11,846	217,137
Ship Finance International Ltd.1	9,100	118,573
GasLog Ltd.1	12,179	115,700
Nordic American Tankers Ltd.1	6,894	95,275
Total Bermuda		546,685

Australia - 5.6%
DUET Group	34,317	55,640
Spark Infrastructure Group	33,246	49,629
AusNet Services	39,493	41,324
APA Group	5,580	34,754
Total Australia		181,347

United Kingdom - 5.6%
Abengoa Yield plc1	2,970	49,807
National Grid plc	3,642	48,902
SSE plc	2,262	43,660
Centrica plc	13,111	38,005
Total United Kingdom		180,374

Spain - 3.7%
Abertis Infraestructuras S.A.	3,504	52,731
Enagas S.A.	1,263	35,632
Gas Natural SDG S.A.	1,804	31,607
Total Spain		119,970

New Zealand - 3.4%
Contact Energy Ltd.	18,128	53,548
Mighty River Power Ltd.	14,497	25,235
Genesis Energy Ltd.	13,324	17,131
Infratil Ltd.	5,886	12,070
Total New Zealand		107,984

France - 3.1%
Electricite de France S.A.	5,304	56,046
Engie S.A.	2,823	43,817
Total France		99,863

China - 3.0%
Huaneng Power International, Inc. — Class H	64,000	49,793
HK Electric Investments & HK Electric Investments Ltd.2	55,400	46,308
Total China		96,101

Marshall Islands - 2.3%
DHT Holdings, Inc.	12,752	74,344

Finland - 1.7%
Fortum Oyj	3,979	52,875

Germany - 1.2%
E.ON SE	4,243	38,657

Italy - 1.1%
Snam SpA	6,774	36,639

Portugal - 1.1%
EDP - Energias de Portugal S.A. ADR	11,801	36,633
Total Common Stocks
(Cost $3,386,431)		3,179,049

PREFERRED STOCKS† - 0.5%
Germany - 0.5%
RWE AG	1,666	14,382
Total Preferred Stocks
(Cost $24,368)		14,382

SECURITIES LENDING COLLATERAL†,3 - 9.7%
BNY Mellon Separately Managed Cash Collateral
Account, 0.3257%	312,842	312,842
Total Securities Lending Collateral
(Cost $312,842)		312,842
Total Investments - 109.1%
(Cost $3,723,641)		$3,506,273
Other Assets & Liabilities, net - (9.1)%		(291,864)
Total Net Assets - 100.0%		$3,214,409

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF continued

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 29, 2016 — See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $46,308 (cost $40,855), or 1.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	29.6%
Canada	20.7%
Bermuda	17.1%
Australia	5.7%
United Kingdom	5.6%
Spain	3.8%
New Zealand	3.4%
Other	14.1%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	50.6%
Canadian Dollar	20.7%
Euro	12.5%
Australian Dollar	5.7%
British Pound	4.1%
New Zealand Dollar	3.4%
Hong Kong Dollar	3.0%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$3,179,049	$—	$—	$3,179,049
Preferred Stocks	14,382	—	—	14,382
Securities Lending
Collateral	312,842	—	—	312,842
Total	$3,506,273	$—	$—	$3,506,273
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
GTO Guggenheim Total Return Bond ETF

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 46.7%
UNITED STATES TREASURY BILLS†† - 27.5%
0.00% due 03/24/161	$3,000,000	$2,999,553
0.00% due 03/17/161	2,500,000	2,499,758
Total United States Treasury Bills		5,499,311

MONEY MARKET FUND† - 14.2%
Federated U.S. Treasury Cash Reserve Fund	2,827,465	2,827,465

REPURCHASE AGREEMENTS††,7 - 5.0%
Jefferies & Company, Inc.
3.43% due 03/18/16	683,000	683,000
Jefferies & Company, Inc.
3.43% due 03/18/16	311,000	311,000
Total Repurchase Agreements		994,000
Total Short Term Investments
(Cost $9,320,736)		9,320,776

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† - 24.2%
UNITED STATES TREASURY NOTES - 19.6%
1.38% due 01/31/21	1,977,000	1,989,896
1.63% due 02/15/26	1,042,000	1,031,091
1.75% due 01/31/23	885,000	898,344
Total United States Treasury Notes		3,919,331

UNITED STATES TREASURY BONDS - 4.6%
0.00% due 11/15/441	2,035,000	922,940
Total U.S. Government Securities
(Cost $4,866,266)		4,842,271

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8%
Residential Mortgage-Backed Securities - 7.2%
LSTAR Securities Investment Trust
2015-1, 2.44% due 01/01/202,4	227,157	221,725
2014-1, 3.54% due 09/01/212,4	219,139	217,868
CSMC Series
2015-12R, 0.90% due 11/30/372,4	250,000	218,636
RALI Trust
2007-QO2, 0.59% due 02/25/47	383,456	200,056
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/464,5	200,000	199,823
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
2006-7, 4.51% due 09/25/365	384,386	195,980
Home Equity Asset Trust
2005-9, 0.85% due 04/25/362,4	221,793	177,549
Total Residential Mortgage-Backed Securities		1,431,637

Government Agency - 6.6%
Freddie Mac.
6.75% due 03/15/31	530,000	797,755
Federal Home Loan Banks
5.50% due 07/15/36	250,000	344,885
Fannie Mae
0.00% due 01/15/331,6	300,000	175,971
Total Government Agency		1,318,611

Commercial Mortgage-Backed Securities - 2.0%
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.58% due 01/15/592	2,000,000	201,693
Hilton USA Trust
2013-HLT, 5.22% due 11/05/302,4	200,000	198,946
Total Commercial Mortgage-Backed Securites		400,639
Total Collateralized Mortgage Obligations
(Cost $3,149,784)		3,150,887

CORPORATE BONDS†† - 12.7%
Financial - 2.8%
Bank of America Corp.
6.50%2,3	200,000	204,000
Citigroup, Inc.
5.95%2,3	210,000	198,450
Hospitality Properties Trust
5.25% due 02/15/26	150,000	146,930
Total Financial		549,380

Consumer, Cyclical - 2.2%
Wyndham Worldwide Corp.
5.10% due 10/01/25	150,000	152,967
Hyatt Hotels Corp.
4.85% due 03/15/26	150,000	149,880
Group 1 Automotive, Inc.
5.25% due 12/15/234	150,000	140,625
Total Consumer, Cyclical		443,472

Energy - 1.7%
Hess Corp.
8.13% due 02/15/19	100,000	103,926
EQT Corp.
8.13% due 06/01/19	100,000	102,939
Magellan Midstream Partners, LP
5.00% due 03/01/26	50,000	51,012
Halliburton Co.
3.80% due 11/15/25	50,000	47,350
ConocoPhillips Co.
3.35% due 11/15/24	50,000	44,284
Total Energy		349,511

Communications - 1.5%
T-Mobile USA, Inc.
6.50% due 01/15/26	150,000	152,006
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
9.75% due 04/01/21	100,000	108,750
DISH DBS Corp.
5.88% due 11/15/24	50,000	44,927
Total Communications		305,683

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 29, 2016
GTO Guggenheim Total Return Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 12.7% (continued)
Consumer, Non-cyclical - 1.5%
HCA, Inc.
5.88% due 02/15/26	$150,000	$154,500
WEX, Inc.
4.75% due 02/01/234	165,000	144,375
Total Consumer, Non-cyclical		298,875

Technology - 1.3%
First Data Corp.
5.38% due 08/15/234	150,000	156,000
Infor US, Inc.
5.75% due 08/15/204	100,000	100,750
Total Technology		256,750

Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24	190,000	147,229

Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	100,000	104,250

Industrial - 0.5%
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC /
Reynolds Group Issuer
7.12% due 04/15/19	90,000	91,575
Total Corporate Bonds
(Cost $2,519,352)		2,546,725

ASSET BACKED SECURITIES†† - 2.4%
Collateralized Loan Obligations - 2.4%
Newstar Commercial Loan Funding LLC
2016-1A, 4.37% due 02/25/282,4	250,000	250,000
TICP CLO II Ltd.
2014-2A, 3.62% due 07/20/262,4	250,000	226,400
Total Collateralized Loan Obligations		476,400
Total Asset Backed Securities
(Cost $477,215)		476,400
Total Investments - 101.8%
(Cost $20,333,353)		$20,337,059
Other Assets & Liabilities, net - (1.8)%		(359,373)
Total Net Assets - 100.0%		$19,977,686

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Zero coupon rate security.

2	Variable rate security. Rate indicated is rate effective at February 29, 2016.

3	Perpetual maturity.

4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,075,148 (cost $2,070,998), or 10.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

6	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

7	Repurchase Agreements — See Note 9.

See Sector Classification in Supplemental Information section.

Country Diversification
% of Total
Country	Investments
United States	98.2%
Cayman Islands	1.1%
Canada	0.7%
Total Investments	100.0%
The following table summarized the inputs used to value the Fund's investments at February 29, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
United States
Treasury Bills	$—	$5,499,311	$—	$5,499,311
Money Market Fund	2,827,465	—	—	2,827,465
Repurchase
Agreements	—	994,000	—	994,000
U.S. Government
Securities	—	4,842,271	—	4,842,271
Collateralized
Mortgage
Obligations	—	3,150,887	—	3.,150,887
Corporate Bonds	—	2,546,725	—	2,546,725
Asset Backed
Securities	—	476,400	—	476,400
Total	$2,827,465	$17,509,594	$—	$20,337,059
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 29, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 29, 2016

		Guggenheim	Guggenheim
	Guggenheim	China Technology	Emerging Markets	Guggenheim
	China All-Cap ETF	ETF	Real Estate ETF	Solar ETF
	(YAO )	(CQQQ )	(EMRE )	(TAN )
ASSETS:
Investments, at value — including securities on loan	$21,713,593	$47,295,919	$2,000,104	$333,079,519
Foreign currency, at value	4,170	—	—	145
Cash	13,018	—	12,267	36,976
Prepaid expenses	—	—	—	1,515
Receivables:
Investments sold	64,146	—	—	—
Securities lending income	2,536	7,286	45	354,275
Dividends	1,742	1,934	1,625	—
Tax reclaims	—	—	—	10,560
Total assets	21,799,205	47,305,139	2,014,041	333,482,990
LIABILITIES:
Due to custodian	—	12,565	—	—
Payable for:
Upon return of securities loaned	682,728	3,493,099	73,007	101,520,897
Management fees	11,646	23,828	982	38,350
Administration fees	—	—	—	3,314
Other liabilities	—	—	—	44,987
Total liabilities	694,374	3,529,492	73,989	101,607,548
NET ASSETS	$21,104,831	$43,775,647	$1,940,052	$231,875,442
NET ASSETS CONSIST OF:
Paid-in capital	$36,596,987	$67,473,879	$2,500,000	$754,225,050
Undistributed (distributions in excess of) net investment income	(66,706)	(39,062)	(25,857)	692,242
Accumulated net realized loss on investments	(10,216,912)	(16,914,880)	(115,388)	(367,945,123)
Net unrealized depreciation on investments	(5,208,538)	(6,744,290)	(418,703)	(155,096,727)
NET ASSETS	$21,104,831	$43,775,647	$1,940,052	$231,875,442
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,000,000	1,400,000	100,000	9,928,000
Net asset value	$21.10	$31.27	$19.40	$23.36
Investments in securities, at cost	26,922,103	54,040,203	2,418,805	488,174,335
Foreign currency, at cost	4,165	—	—	146
Securities on loan, at value	795,064	3,294,748	72,964	102,862,060

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	February 29, 2016

	Guggenheim S&P		Guggenheim S&P	Guggenheim
	Global Water		High Income	Total Return
	Index ETF		Infrastructure ETF	Bond ETF
	(CGW	)	(GHII )	(GTO	)
ASSETS:
Investments, at value — including securities on loan	$346,721,526		$3,506,273	$19,343,059
Repurchase agreements, at value	—		—	994,000
Foreign currency, at value	691		49	—
Cash	416,298		12,890	100,474
Prepaid expenses	2,125		—	—
Receivables:
Dividends	709,638		6,160	—
Tax reclaims	428,658		1,659	—
Securities lending income	19,544		1,172	—
Investments sold	—		—	128,649
Interest	—		—	59,530
Total assets	348,298,480		3,528,203	20,625,712
LIABILITIES:
Unrealized depreciation on unfunded commitments	—		—	168
Payable for:
Upon return of securities loaned	10,852,843		312,842	—
Management fees	133,244		952	4,689
Administration fees	6,551		—	—
Investments purchased	—		—	643,169
Other liabilities	270,090		—	—
Total liabilities	11,262,728		313,794	648,026
NET ASSETS	$337,035,752		$3,214,409	$19,977,686
NET ASSETS CONSIST OF:
Paid-in capital	$392,743,992		$3,482,702	$20,000,000
Undistributed net investment income	799,622		12,575	7,352
Accumulated net realized loss on investments	(101,135,204)		(63,474)	(33,204)
Net unrealized appreciation (depreciation) on investments	44,627,342		(217,394)	3,538
NET ASSETS	$337,035,752		$3,214,409	$19,977,686
Shares outstanding ($0.01 par value with unlimited amount authorized)	12,840,000		150,000	400,000
Net asset value	$26.25		$21.43	$49.94
Investments in securities, at cost	302,052,293		3,723,641	20,333,353
Foreign currency, at cost	648		48	—
Securities on loan, at value	13,897,018		302,374	—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

STATEMENT OF OPERATIONS (Unaudited)	February 29, 2016
For the period ended February 29, 2016

		Guggenheim	Guggenheim
	Guggenheim	China Technology	Emerging Markets	Guggenheim
	China All-Cap ETF	ETF	Real Estate ETF	Solar ETF
	(YAO )	(CQQQ )	(EMRE )	(TAN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$198,721	$157,345	$24,296	$1,678,708
Less return of capital received	—	—	—	(240,072)
Income from securities lending	13,854	45,633	539	2,188,330
Total investment income	212,575	202,978	24,835	3,626,966
EXPENSES:
Management fees	94,724	173,709	6,623	641,830
Printing fees	—	—	—	27,242
Professional fees	—	—	—	17,916
Insurance	—	—	—	3,309
Registration and filings	—	—	—	2,500
Administration fees	—	—	—	33,132
Trustees' fees and expenses**	—	—	—	6,838
Licensing fees	—	—	—	180,117
Custodian fees	—	—	—	104,154
Other expenses	—	—	—	6,936
Total expenses	94,724	173,709	6,623	1,023,974
Less:
Expenses waived by advisor	—	—	—	(125,414)
Net expenses	94,724	173,709	6,623	898,560
Net investment income	117,851	29,269	18,212	2,728,406
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,768,812)	(3,636,915)	(88,483)	(58,421,974)
In-kind transactions	181,306	1,229,563	—	4,196,054
Foreign currency transactions	(1,461)	781	(453)	(30,533)
Net realized loss	(1,588,967)	(2,406,571)	(88,936)	(54,256,453)
Net change in unrealized appreciation (depreciation) on:
Investments	(684,203)	6,659,794	(25,453)	(10,075,541)
Foreign currency translations	(28)	(19)	148	(407)
Net change in unrealized appreciation (depreciation)	(684,231)	6,659,775	(25,305)	(10,075,948)
Net realized and unrealized gain (loss)	(2,273,198)	4,253,204	(114,241)	(64,332,401)
Net increase (decrease) in net assets resulting from operations	$(2,155,347)	$4,282,473	$(96,029)	$(61,603,995)
* Foreign taxes withheld	$8,250	$—	$1,671	$—
** Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) (continued)	February 29, 2016
For the period ended February 29, 2016

	Guggenheim S&P	Guggenheim S&P	Guggenheim
	Global Water	High Income	Total Return
	Index ETF	Infrastructure ETF	Bond ETF
	(CGW )	(GHII )	(GTO )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,562,017	$50,446	$—
Income from securities lending	81,752	1,603	—
Interest	—	—	12,041
Total investment income	2,643,769	52,049	12,041
EXPENSES:
Management fees	872,639	5,069	5,457
Licensing fees	61,173	—	—
Custodian fees	52,234	—	—
Administration fees	42,365	—	—
Printing fees	23,073	—	—
Professional fees	17,583	—	—
Trustees' fees and expenses**	8,144	—	—
Insurance	3,637	—	—
Registration and filings	2,500	—	—
Other expenses	8,052	—	—
Total expenses	1,091,400	5,069	5,457
Less:
Expenses waived by advisor	(823)	—	(768)
Net expenses	1,090,577	5,069	4,689
Net investment income	1,553,192	46,980	7,352
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,797,108)	(42,257)	(33,204)
In-kind transactions	2,433,245	—	—
Foreign currency transactions	(164,139)	(428)	—
Net realized gain (loss)	471,998	(42,685)	(33,204)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,542,525)	28,556	3,706
Foreign currency translations	(21,087)	55	—
Unfunded commitments	—	—	(168)
Net change in unrealized appreciation (depreciation)	(1,563,612)	28,611	3,538
Net realized and unrealized loss	(1,091,614)	(14,074)	(29,666)
Net increase (decrease) in net assets resulting from operations	$461,578	$32,906	$(22,314)
* Foreign taxes withheld	$62,748	$5,812	$—
** Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

STATEMENTS OF CHANGES IN NET ASSETS	February 29, 2016

	Guggenheim China		Guggenheim China
	All-Cap ETF		Technology
	(YAO)		ETF (CQQQ)
	Period Ended		Period Ended
	February 29, 2016	Year Ended	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015	(Unaudited)	August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$117,851	$950,504	$29,269	$988,751
Net realized gain (loss) on investments	(1,588,967)	699,266	(2,406,571)	6,854,022
Net change in unrealized appreciation (depreciation) on investments	(684,231)	(6,297,764)	6,659,775	(24,750,317)
Net increase (decrease) in net assets resulting from operations	(2,155,347)	(4,647,994)	4,282,473	(16,907,544)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(960,740)	(1,225,500)	(921,765)	(672,750)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	1,611,539	33,478,490
Cost of shares redeemed	(5,087,206)	(19,080,099)	(7,000,136)	(48,172,069)
Net decrease in net assets resulting from shareholder transactions	(5,087,206)	(19,080,099)	(5,388,597)	(14,693,579)
Net decrease in net assets	(8,203,293)	(24,953,593)	(2,027,889)	(32,273,873)
NET ASSETS:
Beginning of period	29,308,124	54,261,717	45,803,536	78,077,409
End of period	$21,104,831	$29,308,124	$43,775,647	$45,803,536
Undistributed (distributions in excess of) net investment income at end of period	$(66,706)	$776,183	$(39,062)	$853,434
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	50,000	900,000
Shares redeemed	(200,000)	(700,000)	(200,000)	(1,400,000)
Net decrease in shares	(200,000)	(700,000)	(150,000)	(500,000)

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 29, 2016

	Guggenheim
	Emerging Markets		Guggenheim Solar ETF
	Real Estate ETF (EMRE)		(TAN)
	Period Ended	Period from	Period Ended
	February 29, 2016	September 29, 2014a	February 29, 2016	Year Ended
	(Unaudited)	to August 31, 2015	(Unaudited)	August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,212	$63,194	$2,728,406	$6,377,311
Net realized gain (loss) on investments	(88,936)	(23,895)	(54,256,453)	19,407,799
Net change in unrealized appreciation (depreciation) on investments	(25,305)	(393,398)	(10,075,948)	(153,027,390)
Net decrease in net assets resulting from operations	(96,029)	(354,099)	(61,603,995)	(127,242,280)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,550)	(82,270)	(4,984,353)	(5,534,720)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	2,500,000	114,711,635	221,513,539
Cost of shares redeemed	—	—	(82,793,098)	(251,358,632)
Net increase (decrease) in net assets resulting from shareholder transactions	—	2,500,000	31,918,537	(29,845,093)
Net increase (decrease) in net assets	(123,579)	2,063,631	(34,669,811)	(162,622,093)
NET ASSETS:
Beginning of period	2,063,631	—	266,545,253	429,167,346
End of period	$1,940,052	$2,063,631	$231,875,442	$266,545,253
Undistributed (distributions in excess of) net investment income at end of period	$(25,857)	$(16,519)	$692,242	$2,948,189
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	100,000	4,000,000	5,440,000
Shares redeemed	—	—	(3,040,000)	(6,320,000)
Net increase (decrease) in shares	—	100,000	960,000	(880,000)

a	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

STATEMENTS OF CHANGES IN NET ASSETS continued	February 29, 2016

	Guggenheim S&P		Guggenheim S&P High
	Global Water Index ETF		Income Infrastructure ETF
	(CGW)		(GHII)
	Period Ended		Period Ended	Period from
	February 29, 2016	Year Ended	February 29, 2016	February 11, 2015a
	(Unaudited)	August 31, 2015	(Unaudited)	to August 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,553,192	$5,979,049	$46,980	$70,569
Net realized gain (loss) on investments	471,998	5,081,427	(42,685)	9,823
Net change in unrealized appreciation (depreciation) on investments	(1,563,612)	(36,664,653)	28,611	(246,005)
Net increase (decrease) in net assets resulting from operations	461,578	(25,604,177)	32,906	(165,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,868,264)	(5,956,080)	(59,650)	(43,620)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,132,287	36,765,776	953,729	3,704,303
Cost of shares redeemed	(6,399,035)	(26,410,686)	—	(1,207,646)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,266,748)	10,355,090	953,729	2,496,657
Net increase (decrease) in net assets	(9,673,434)	(21,205,167)	926,985	2,287,424
NET ASSETS:
Beginning of period	346,709,186	367,914,353	2,287,424	—
End of period	$337,035,752	$346,709,186	$3,214,409	$2,287,424
Undistributed net investment income at end of period	$799,622	$5,114,694	$12,575	$25,245
CHANGES IN SHARES OUTSTANDING:
Shares sold	80,000	1,280,000	50,000	150,000
Shares redeemed	(240,000)	(960,000)	—	(50,000)
Net increase (decrease) in shares	(160,000)	320,000	50,000	100,000

a	Commencement of operations

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 29, 2016

Guggenheim
Total Return
Bond ETF (GTO)
Period from
February 10, 2016a
to February 29, 2016
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,352
Net realized loss on investments	(33,204)
Net change in unrealized appreciation (depreciation) on investments	3,538
Net decrease in net assets resulting from operations	(22,314)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	20,000,000
Net increase in net assets resulting from shareholder transactions	20,000,000
Net increase in net assets	19,977,686
NET ASSETS:
Beginning of period	—
End of period	$19,977,686
Undistributed net investment income at end of period	$7,352
Shares sold	400,000
Net increase in shares	400,000

a	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

FINANCIAL HIGHLIGHTS	February 29, 2016
YAO Guggenheim China All-Cap ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2016		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$24.42		$28.56	$24.63	$21.66	$25.04	$24.56
Income from investment operations:
Net investment income(a)	0.11		0.53	0.62	0.46	0.52	0.41
Net gain (loss) on investments (realized and unrealized)	(2.56)		(4.02)	3.80	3.07	(3.32)	0.35
Total from investment operations	(2.45)		(3.49)	4.42	3.53	(2.80)	0.76
Less distributions from:
Net investment income	(0.87)		(0.65)	(0.49)	(0.56)	(0.58)	(0.28)
Total distributions to shareholders	(0.87)		(0.65)	(0.49)	(0.56)	(0.58)	(0.28)
Net asset value, end of period	$21.10		$24.42	$28.56	$24.63	$21.66	$25.04
Market value, end of period	$21.25		$24.13	$28.52	$24.49	$21.76	$25.07
Total Return(b)
Net asset value	-10.58%		-12.51%	18.05%	16.25%	-11.17%	3.01%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,105		$29,308	$54,262	$46,804	$49,822	$72,607
Ratio to average net assets of:
Net investment income	0.87	%(d)	1.84%	2.35%	1.92%	2.25%	1.50%
Total expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	21%		17%	12%	16%	12%	15%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2016
CQQQ Guggenheim China Technology ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2016		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$29.55		$38.09	$29.55	$20.03	$25.44	$24.36
Income from investment operations:
Net investment income(a)	0.02		0.46	0.43	0.28	0.54	0.31
Net gain (loss) on investments (realized and unrealized)	2.34		(8.65)	8.39	9.67	(5.38)	0.90
Total from investment operations	2.36		(8.19)	8.82	9.95	(4.84)	1.21
Less distributions from:
Net investment income	(0.64)		(0.35)	(0.28)	(0.43)	(0.57)	(0.13)
Total distributions to shareholders	(0.64)		(0.35)	(0.28)	(0.43)	(0.57)	(0.13)
Net asset value, end of period	$31.27		$29.55	$38.09	$29.55	$20.03	$25.44
Market value, end of period	$31.44		$29.31	$37.88	$29.59	$19.96	$25.57
Total Return(b)
Net asset value	7.68%		-21.62%	29.89%	50.39%	-19.10%	4.94%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$43,776		$45,804	$78,077	$22,164	$17,029	$31,805
Ratio to average net assets of:
Net investment income	0.12	%(d)	1.20%	1.22%	1.16%	2.38%	1.09%
Total expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	32%		32%	39%	26%	43%	28%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

FINANCIAL HIGHLIGHTS continued	February 29, 2016
EMRE Guggenheim Emerging Markets Real Estate ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	February 29, 2016		Period Ended
	(Unaudited)		August 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.64		$24.99
Income from investment operations:
Net investment income(b)	0.18		0.63
Net loss on investments (realized and unrealized)	(1.14)		(4.16)
Total from investment operations	(0.96)		(3.53)
Less distributions from:
Net investment income	(0.28)		(0.82)
Total distributions to shareholders	(0.28)		(0.82)
Net asset value, end of period	$19.40		$20.64
Market value, end of period	$19.64		$20.73
Total Return(c)
Net asset value	-4.74%		-14.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,940		$2,064
Ratio to average net assets of:
Net investment income	1.79	%(e)	2.76%
Total expenses	0.65	%(e)	0.65%
Net expenses	0.65	%(e)	0.65%
Portfolio turnover rate(d)	18%		25%

(a)	Since commencement of operations: September 29, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2016
TAN Guggenheim Solar ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2016		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2015	2014	2013	2012	2011
Per Share Data*:
Net asset value, beginning of period	$29.72		$43.58	$27.23	$16.74	$54.90	$73.30
Income from investment operations:
Net investment income(a)	0.29		0.72	0.52	0.56	1.84	1.80
Net gain (loss) on investments (realized and unrealized)	(6.16)		(13.94)	16.28	11.35	(37.89)	(19.90)
Total from investment operations	(5.87)		(13.22)	16.80	11.91	(36.05)	(18.10)
Less distributions from:
Net investment income	(0.49)		(0.64)	(0.45)	(1.42)	(2.11)	(0.30)
Total distributions to shareholders	(0.49)		(0.64)	(0.45)	(1.42)	(2.11)	(0.30)
Net asset value, end of period	$23.36		$29.72	$43.58	$27.23	$16.74	$54.90
Market value, end of period	$23.45		$29.57	$43.39	$27.16	$16.71	$54.60
Total Return(b)
Net asset value	-20.18%		-30.51%	62.06%	77.60%	-66.93%	-24.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$231,875		$266,545	$429,167	$170,150	$42,992	$116,473
Ratio to average net assets of:
Net investment income	2.13	%(d)	1.83%	1.28%	2.71%	7.07%	2.40%
Total expenses	0.80	%(d)	0.73%	0.76%	0.86%	1.01%	0.88%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	33%		51%	47%	68%	49%	38%

*	Reflects 1 for 10 reverse stock split that occurred February 15, 2012.

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

FINANCIAL HIGHLIGHTS continued	February 29, 2016
CGW Guggenheim S&P Global Water Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2016		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$26.67		$29.02	$23.90	$21.05	$20.06	$17.11
Income from investment operations:
Net investment income(a)	0.12		0.48	0.51	0.49	0.44	0.38
Net gain (loss) on investments (realized and unrealized)	(0.09)		(2.33)	5.03	2.81	0.96	2.99
Total from investment operations	0.03		(1.85)	5.54	3.30	1.40	3.37
Less distributions from:
Net investment income	(0.45)		(0.50)	(0.42)	(0.45)	(0.41)	(0.42)
Total distributions to shareholders	(0.45)		(0.50)	(0.42)	(0.45)	(0.41)	(0.42)
Net asset value, end of period	$26.25		$26.67	$29.02	$23.90	$21.05	$20.06
Market value, end of period	$26.22		$26.64	$29.08	$23.88	$20.98	$19.99
Total Return(b)
Net asset value	0.07%		-6.47%	23.27%	15.85%	7.23%	19.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$337,036		$346,709	$367,914	$253,369	$199,547	$214,190
Ratio to average net assets of:
Net investment income	0.89	%(d)	1.69%	1.83%	2.13%	2.22%	1.85%
Total expenses	0.63	%(d)	0.64%	0.65%	0.71%	0.76%	0.78%
Net expenses	0.63	%(d)	0.64%	0.65%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	4%		9%	7%	21%	31%	8%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 29, 2016
GHII Guggenheim S&P High Income Infrastructure ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	February 29, 2016		Period Ended
	(Unaudited)		August 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$22.87		$25.05
Income from investment operations:
Net investment income(b)	0.45		0.71
Net loss on investments (realized and unrealized)	(1.29)		(2.45)
Total from investment operations	(0.84)		(1.74)
Less distributions from:
Net investment income	(0.60)		(0.44)
Total distributions to shareholders	(0.60)		(0.44)
Net asset value, end of period	$21.43		$22.87
Market value, end of period	$21.05		$22.56
Total Return(c)
Net asset value	-3.69%		-7.02%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,214		$2,287
Ratio to average net assets of:
Net investment income	4.17	%(e)	5.13%
Total expenses	0.45	%(e)	0.45%
Net expenses	0.45	%(e)	0.45%
Portfolio turnover rate(d)	41%		13%

(a)	Since commencement of operations: February 11, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

FINANCIAL HIGHLIGHTS continued	February 29, 2016
GTO Guggenheim Total Return Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
February 29, 2016
(Unaudited)(a)
Per Share Data:
Net asset value, beginning of period	$49.97
Income from investment operations:
Net investment income(b)	0.02
Net gain on investments (realized and unrealized)	(0.05)
Total from investment operations	(0.03)
Net asset value, end of period	$49.94
Market value, end of period	$50.13
Total Return(c)
Net asset value	-0.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,978
Ratio to average net assets of:
Net investment income	0.67%
Total expenses	0.50%
Net expenses	0.43%
Portfolio turnover rate(d)	29%

(a)	Since commencement of operations: February 10, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 29, 2016
Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following seven portfolios have a semi-annual reporting period ended on February 29, 2016:
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Emerging Markets Real Estate ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim China All-Cap ETF	AlphaShares China All-Cap Index
Guggenheim China Technology ETF	AlphaShares China Technology Index
Guggenheim Emerging Markets	AlphaShares Emerging Markets
Real Estate ETF	Real Estate Index
Guggenheim Solar ETF	MAC Global Solar Energy Index
Guggenheim S&P Global Water Index ETF	S&P Global Water Index
Guggenheim S&P High Income Infrastructure ETF	S&P High Income Infrastructure Index
Guggenheim Total Return Bond ETF is an actively managed ETF and therefore does not track an index.
Note 2 – Accounting Policies:
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange traded funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee, Guggenheim Funds Investment Advisors, LLC and Guggenheim Partners Investment Management, LLC (for Guggenheim Total Return Bond ETF) ("GFIA", "GPIM" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
(e) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim China All-Cap ETF	Annual
Guggenheim China Technology ETF	Annual
Guggenheim Emerging Markets Real Estate ETF	Quarterly
Guggenheim Solar ETF	Annual
Guggenheim S&P Global Water Index ETF	Annual
Guggenheim S&P High Income Infrastructure ETF	Quarterly
Guggenheim Total Return Bond ETF	Monthly

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(f) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim China
All-Cap ETF	$795,064	$682,728	$230,485	$913,213
Guggenheim China
Technology ETF	3,294,748	3,493,099	83,343	3,576,442
Guggenheim Emerging
Markets Real Estate ETF	72,964	73,007	4,825	77,832
Guggenheim Solar ETF	102,862,060	101,520,897	6,220,081	107,740,978
Guggenheim S&P Global
Water Index ETF	13,897,018	10,852,843	3,897,444	14,750,287
Guggenheim S&P
High Income
Infrastructure ETF	302,374	312,842	—	312,842
(g) Indemnifications
Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, GFIA or GPIM, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

	Investment
Fund	Advisor	Rate
Guggenheim Solar ETF	GFIA	0.50%
Guggenheim S&P Global Water Index ETF	GFIA	0.50%
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

	Investment
Fund	Advisor	Rate
Guggenheim China All-Cap ETF	GFIA	0.70%
Guggenheim China Technology ETF	GFIA	0.70%
Guggenheim Emerging Markets Real Estate ETF	GFIA	0.65%
Guggenheim S&P High Income Infrastructure ETF	GFIA	0.45%
Guggenheim Total Return Bond ETF	GPIM	0.50%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
Rydex Fund Services, LLC ("RFS"), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
For the six months ended February 29, 2016, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Solar ETF	$33,132
Guggenheim S&P Global Water Index ETF	42,365
Due to their unitary management fee structure, Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim S&P High Income Infrastructure ETF and Guggenheim Total Return Bond ETF do not pay a separate Fund Administration fee.
The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Solar ETF and Guggenheim S&P Global Water Index ETF (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding 0.65% of average net assets per year, at least until December 31, 2018.
For the six months ended February 29, 2016, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Solar ETF	$125,414
Guggenheim S&P Global Water Index ETF	823
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim China All-Cap ETF	AlphaShares, LLC
Guggenheim China Technology ETF	AlphaShares, LLC
Guggenheim Emerging Markets Real Estate ETF	AlphaShares, LLC
Guggenheim Solar ETF	MAC Indexing LLC
Guggenheim S&P Global Water Index ETF	Standard & Poor's Financial Services LLC,
a division of McGraw-Hill Financial
Guggenheim S&P High Income Infrastructure ETF	S&P Dow Jones Index Group
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.
Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.
As of February 29, 2016, the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	(Depreciation )	(Depreciation )
Guggenheim China All-Cap ETF	$27,115,976	$2,273,720	$(7,676,103)	$(5,402,383)
Guggenheim China Technology ETF	55,541,421	3,675,727	(11,921,229)	(8,245,502)
Guggenheim Emerging Markets Real Estate ETF	2,432,128	71,537	(503,561)	(432,024)
Guggenheim Solar ETF	497,768,773	7,782,706	(172,471,960)	(164,689,254)
Guggenheim S&P Global Water Index ETF	307,379,036	74,179,580	(34,837,090)	39,342,490
Guggenheim S&P High Income Infrastructure ETF	3,723,641	152,036	(369,404)	(217,368)
Guggenheim Total Return Bond ETF	20,333,353	50,028	(46,322)	3,706
Tax components of accumulated earnings as of August 31, 2015 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Net Unrealized	Accumulated
	Undistributed	Appreciation	Capital and
Fund	Ordinary Income	(Depreciation )	Other Losses
Guggenheim China All-Cap ETF	$796,945	$(4,718,180)	$(8,454,834)
Guggenheim China Technology ETF	921,679	(14,905,283)	(13,075,336)
Guggenheim Emerging Markets
Real Estate ETF	—	(406,721)	(29,648)
Guggenheim Solar ETF	2,948,189	(154,615,217)	(304,094,232)
Guggenheim S&P Global Water
Index ETF	5,114,694	40,864,211	(96,280,459)
Guggenheim S&P High Income
Infrastructure ETF	25,245	(246,005)	(20,789)
Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.
Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2015 (the most recent fiscal year end for federal income tax purposes), was as follows:

Fund	Distributions paid from ordinary income
Guggenheim China All-Cap ETF	$1,225,500
Guggenheim China Technology ETF	672,750
Guggenheim Emerging Markets Real Estate ETF	82,270
Guggenheim Solar ETF	5,534,720
Guggenheim S&P Global Water Index ETF	5,956,080
Guggenheim S&P High Income Infrastructure ETF	43,620

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
As of August 31, 2015 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010 capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

				Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim China All-Cap ETF	$—	$(29,627)	$(853,049)	$(1,059,278)	$(6,512,880)	$(8,454,834)
Guggenheim China Technology ETF	—	—	(188,097)	(5,182,855)	(7,704,384)	(13,075,336)
Guggenheim Emerging Markets Real Estate ETF	—	—	—	(16,374)	—	(16,374)
Guggenheim Solar ETF	(6,030,482)	(118,836,026)	(21,764,929)	(31,089,341)	(126,373,454)	(304,094,232)
Guggenheim S&P Global Water Index ETF	(31,879,617)	(38,476,281)	(16,548,141)	(1,193,868)	(8,182,552)	(96,280,459)
Guggenheim S&P High Income Infrastructure ETF	—	—	—	(20,789)	—	(20,789)
Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and August 31 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and August 31 of each year as occurring on the first day of the following tax year. The following Fund has elected to treat the ordinary loss as a post-October Loss:

Fund	Ordinary	Capital
Guggenheim Emerging Markets Real Estate ETF	$13,274	$—
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
For the six months ended February 29, 2016, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$5,635,074	$6,607,008
Guggenheim China Technology ETF	15,608,923	16,476,346
Guggenheim Emerging Markets Real Estate ETF	377,267	400,414
Guggenheim Solar ETF	83,594,043	88,054,593
Guggenheim S&P Global Water Index ETF	14,868,421	18,912,622
Guggenheim S&P High Income Infrastructure ETF	961,302	981,361
Guggenheim Total Return Bond ETF	23,624,079	5,155,271
For the six months ended February 29, 2016, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$1,589	$5,021,845
Guggenheim China Technology ETF	1,613,707	6,944,318
Guggenheim Emerging Markets Real Estate ETF	—	—
Guggenheim Solar ETF	114,301,557	79,021,159
Guggenheim S&P Global Water Index ETF	2,074,771	6,204,977
Guggenheim S&P High Income Infrastructure ETF	946,985	—
Guggenheim Total Return Bond ETF	—	—
Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 29, 2016
Note 9 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
As of February 29, 2016 the repurchase agreements held in Guggenheim Total Return Bond ETF in the joint account were as follows:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.	$311,000	$311,830	Neuberger Berman CLO Ltd., 8.79%, 07/15/2027	$847,000	$677,600
3.43%, due 03/18/2016
Jefferies & Company, Inc.	683,000	684,822	Harbourview CLO VII Ltd., 9.42%, 11/18/2026	7,000,000	1,820,000
3.43%, due 03/18/2016
	$994,000				$2,497,600
Note 10 – Loan Commitments:
Pursuant to the terms of certain Term Loan agreements, the Guggenheim Total Return Bond ETF held unfunded loan commitments as of February 29, 2016. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve. As of February 29, 2016, there were no segregated securities in connection with reverse repurchase agreements and unfunded commitments.
At February 29, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Albertson's, Inc.	08/25/2021	$150,000	$146,375
Cablevision Systems	10/09/2022	150,000	148,462
Mitel US Holdings, Inc.	04/29/2022	150,000	148,762
Solera Holdings, Inc.	02/28/2023	100,000	97,500
SRS Distribution, Inc.	08/25/2022	100,000	98,833
Travelport Holdings LLC	09/02/2021	150,000	145,125
Univision Communications, Inc.	03/01/2020	150,000	145,650
		$950,000	$930,707
Note 11 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 63

SUPPLEMENTAL INFORMATION (Unaudited)	February 29, 2016
Federal Income Tax Information
In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.
Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.
Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustee
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	102	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	98	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	98	Current: Westar Energy, Inc. (2004-present); Core First Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	98	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	98	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel and Corporate Secretary, Van Kampen Investments (1982-1999).	104	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	98
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

Former: Topeka Community Foundation (2009-2014).

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 29, 2016

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustee
Independent Trustees continued:
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	101	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 65

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 29, 2016
Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).
Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Adam Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 29, 2016

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers continued:
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 67

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	February 29, 2016
Claymore Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on June 8, 2006, and is authorized to establish multiple series, each series representing interests in a separate portfolio of securities and other assets of the Trust (each, a "Fund" and collectively, the "Funds"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On May 20, 2015, Guggenheim Partners Investment Management, LLC ("GPIM" or the "Adviser"), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm ("Guggenheim Partners"), was approved to serve as the investment adviser to Guggenheim Total Return Bond ETF (the "New Fund"), pursuant to an investment advisory agreement between the Trust and GPIM, with respect to the New Fund (the "Advisory Agreement"). (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as "Guggenheim.") Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as the "Trustees"), GPIM will be responsible for the overall management and administration of the New Fund and will provide certain facilities and personnel in connection with such services.
The 1940 Act provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved at least annually by (i) the fund's board of trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund, and, in either event, (ii) the vote of a majority of the trustees who are not "interested persons," as defined by the 1940 Act, of the fund, cast in person at a meeting called for the purpose of considering such approval. At a meeting held in person on May 20, 2015 (the "May Meeting"), the Trustees who are not "interested persons" of the Trust (collectively, the "Independent Trustees") met separately from Guggenheim to consider the approval of the proposed Advisory Agreement. As part of its review process, the Independent Trustees were represented by independent legal counsel ("Independent Legal Counsel"). Independent Legal Counsel reviewed and discussed with the Independent Trustees various factors relevant to the consideration of advisory agreements and the legal responsibilities of the Trustees related to such consideration and assisted the Independent Trustees in their deliberations.
The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the New Fund's proposed investment advisory fee and expense structure, investment objective and policies, investment strategies and portfolio management team, among other things. For this purpose, management provided materials to the Board addressing, among other things, Guggenheim's capabilities, the relevant market and the competitor universe identified by Guggenheim (including whether the investment mandate is active or passive), the New Fund's anticipated launch date and the features of the New Fund (including, among other things, the benchmark, anticipated investments and estimated seed capital amount). In connection with the consideration of the Advisory Agreement, the Independent Trustees also took into account the material provided by Guggenheim relating to the annual contract renewal proposals considered by the Contracts Review Committee of the Board (consisting solely of the Independent Trustees) at the May Meeting ("Contract Renewal"), including information concerning Guggenheim's resources and financial information.
Among other things, GPIM compared the New Fund's advisory fee to the advisory fee applicable to another Guggenheim fund with similar investment objectives and strategies and provided peer group comparisons of the proposed contractual advisory fee and total net expense ratio, as set forth in a report prepared by an independent, third-party research provider, FUSE Research Networks LLC ("FUSE"). The Board also considered the variety of written materials, reports and oral presentations it received during the year, including information regarding performance and operating results of other registered investment companies or series thereof for which GPIM or an affiliate serves as investment adviser.
In analyzing and discussing the data presented in the FUSE report, the Independent Trustees took into account the challenges that exist in developing an appropriate peer group for the New Fund as an actively managed exchange-traded funds ("ETF"). In this connection, the Board noted that the New Fund's peer group, as identified by FUSE, was limited to four other ETFs that employ an active intermediate-term bond strategy. The Board also noted that the total return data provided by management for the competitor universe for the New Fund included its actively managed peers, as well as fourteen passive ETFs.
The Board considered the foregoing materials in the context of its substantial accumulated experience in governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Board concluded that it was in the best interests of the New Fund to approve the Advisory Agreement for an initial term of two years.
Nature, Extent and Quality of Services to Be Provided by the Adviser: With respect to the nature, extent and quality of services to be provided by the Adviser for the New Fund, the Independent Trustees considered the functions to be performed by the Adviser for the New Fund and the nature and quality of services provided by GPIM in the past, including the firm's management capabilities demonstrated with respect to other registered investment companies for which GPIM or an affiliate serves as investment adviser/manager or sub-adviser (collectively, "Guggenheim Funds"). The Independent Trustees also considered the Adviser's attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust's Chief

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT continued	February 29, 2016
Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Independent Trustees took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm's Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization's risk management infrastructure and critical activities. The Independent Trustees also considered Guggenheim's other initiatives intended to achieve greater enhancements and efficiencies in the organization's ability to provide services to all Guggenheim Funds, including the New Fund, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other Funds managed by the Adviser or another Guggenheim affiliate. Moreover, in connection with the Board's evaluation of the overall package of services to be provided by the Adviser, the Board considered the Adviser's administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, transfer agent and other service providers to the New Fund.
The Board also noted the distinctive nature of the New Fund, as an actively managed ETF. In this connection, the Board considered the Adviser's experience and expertise managing fixed income strategies with particular focus on investment grade, structured products and corporate credit assets. The Board also considered the secondary market support services to be provided by the Adviser to the New Fund, including the Adviser's expected efforts to educate investment professionals about the New Fund and other Guggenheim Funds.
With respect to Guggenheim's resources and the Adviser's ability to carry out its responsibilities under the Advisory Agreement, the Trustees considered the presentation by the Chief Financial Officer of Guggenheim Investments (the investment management business of Guggenheim Partners) in connection with Contract Renewal and his review of the audited consolidated financial statements of Guggenheim Partners Investment Management Holdings, LLC ("GPIMH"), the holding company of the investment advisers (including GPIM), broker-dealers and other entities that comprise Guggenheim Investments.
The Board also considered the acceptability of the terms of the Advisory Agreement, noting that the terms were consistent with the terms of the investment advisory/management agreements of certain other Guggenheim Funds. Based on the foregoing, and based on other information received (both oral and written) at the May Meeting and in connection with Contract Renewal, as well as other considerations, including the Board's knowledge of the Adviser's quality of performance of its duties for other Guggenheim Funds through Board meetings, discussions and reports during the year, the Board concluded that the Adviser and its personnel were qualified to serve the New Fund in such capacity.
Investment Performance: With respect to investment performance, the Board noted that the New Fund has no operating history. As a result, the Board considered that the New Fund seeks maximum total return, comprised of income and capital appreciation. The Board also noted that the New Fund intends to pursue its investment objective by investing in a portfolio of fixed income instruments of varying maturities, normally investing at least 80% of its assets in fixed income instruments, including ETFs and closed-end funds that invest substantially all of their assets in fixed income instruments (which may include ETFs and closed-end funds affiliated with the New Fund). The Board took into consideration the information it received in connection with Contract Renewal regarding GPIM's performance record in managing another similar Fund.
Comparative Fees, Costs of Services Provided and the Profits to Be Realized by the Adviser from Its Relationship with the New Fund: The Board noted that the proposed advisory fee for the New Fund is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, payments under the Fund's 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. In this connection, the Board reviewed information provided in the FUSE Report showing the New Fund's proposed unitary fee as compared to the contractual advisory fees and total expense ratios for its peer group, as identified by FUSE. The Board observed that the proposed annual unitary fee of 0.50% based on average daily net assets is equal to the peer group median contractual advisory fee and is below the peer group median total expense ratio of 0.55% (in each case assuming assets of $50 million). The Board also observed that the New Fund's proposed unitary fee is equal to the management fee charged to the existing Guggenheim mutual fund that employs similar investment strategies (i.e., the Guggenheim Total Return Bond Fund). The Board concluded that the New Fund's proposed unitary fee was reasonable given the nature, extent and anticipated quality of the services expected to be provided under the Advisory Agreement.
With respect to the costs of advisory services to be provided and estimated level of profitability, the Board noted that because the New Fund is newly organized and has no assets, the Adviser did not provide profitability information. However, on the basis of the Trustees' review of the proposed unitary fee structure for the New Fund, the Trustees concluded that profitability was not expected to be unreasonable and that they would have the opportunity in the future to periodically reexamine this matter.
The Board considered other benefits expected to be derived by the Adviser from its relationship with the New Fund and noted the Adviser's statement in connection with Contract Renewal that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 69

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT continued	February 29, 2016
Economies of Scale to Be Realized: With respect to economies of scale, the Board noted its considerations in connection with Contract Renewal at the May Meeting, including that the generally lower total expenses of ETFs provide fewer opportunities for the Adviser to achieve economies of scale beyond what is provided to shareholders through the relatively low expenses of the ETFs. The Board was also of the view that economies of scale were being shared with the Funds (and would be shared, with respect to the New Fund) subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself. The Board also noted the start-up status of the New Fund.
Overall Conclusions
Based on the foregoing, the Independent Trustees determined at the May Meeting that the proposed advisory fee for the New Fund is fair and reasonable in light of the extent and quality of the services to be provided and the other benefits to be received and that the approval of the Advisory Agreement is in the best interests of the New Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years with respect to the New Fund.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

TRUST INFORMATION	February 29, 2016

Board of Trustees	Principal Executive Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes Donald C. Cacciapaglia* Donald A. Chubb, Jr. Jerry B. Farley Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Maynard F. Oliverius Ronald E. Toupin, Jr., Chairman
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Adviser
(for Guggenheim Total
Return Bond ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
Rydex Fund Services, LLC
Rockville, MD
Custodian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL
*
Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 71

ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") manages the investment and reinvestment of certain Funds' assets and administers the affairs of such Funds to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in total assets as of December 31, 2015. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC ("GPIM") is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Solar ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim S&P High Income Infrastructure ETF and Guggenheim S&P Global Water Index ETF's portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago. Mr. Bachman is a Vice President and Portfolio Manager of Guggenheim Investments and joined Guggenheim in August of 2014. Mr. Bachman has a bachelor's degree in finance and international business from the University of Maryland, College Park and has earned the Chartered Financial Analysis designation.
The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim Total Return Bond ETF are B. Scott Minerd, Anne Walsh, CFA, James Michal, and Steve Brown, CFA. Each portfolio manager has managed the Fund's portfolio since its inception. Mr. Minerd is the Global Chief Investment Officer of Guggenheim Investments and joined Guggenheim Investments in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim Investments and joined the firm in 2007. Ms. Walsh is head of the Portfolio Construction Group where she oversees more than $60 billion in fixed-income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. Mr. Michal is a Senior Managing Director and Portfolio Manager at Guggenheim Investments and joined the firm in 2008. Mr. Michal is dedicated to portfolio management for Guggenheim Investments' Total Return mandates. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University. Mr. Brown is a Managing Director and Portfolio Manager at Guggenheim Investments and joined the firm in 2010. Mr. Brown is a part of the Portfolio Management team for Guggenheim Investments' Active Fixed-Income and Total Return mandates. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business.
Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company complex consisting of 14 separate exchange-traded "funds" as of March 31, 2016. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the Fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(04/16)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-002-SAR-0216

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)  Not Applicable.

(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:           /s/ Donald C. Cacciapaglia

Name:      Donald C. Cacciapaglia

Title:        President and Chief Executive Officer

Date:        May 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Donald C. Cacciapaglia

Name:      Donald C. Cacciapaglia

Title:        President and Chief Executive Officer

Date:        May 9, 2016

By:           /s/ John L. Sullivan

Name:      John L. Sullivan

Title:        Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:        May 9, 2016